E*TRADE Russell 2000 Index Fund
Semi-Annual 2002 Commentary

The E*TRADE Russell 2000 Index Fund ("Fund") seeks to match as closely as possible, before fees and expenses, the performance of the Russell 2000 Index ("Index"). 1 The Fund seeks to achieve its objective by investing all of its assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"), a series of Master Investment Portfolio, a registered open-end management investment company, which, in turn, generally invests in a representative sample of those securities comprising the Russell 2000 Index. As an index fund, the fund uses a passive management approach. All investment decisions are based on producing returns equivalent to the Index. The Russell 2000 Index is a recognized benchmark for the small-capitalization group and consists of approximately 2000 small-capitalization stocks.

During the semi-annual period ended June 30, 2002 ("reporting period"), the Russell 2000 Index declined 4.70%. During the same period the Fund declined 4.83%. The difference is primarily caused by the Fund's operating expenses. You should remember that past performance is no guarantee of future returns and that the principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

In the first few months of the reporting period, positive news provided encouragement to investors. Fourth quarter 2001 Gross Domestic Product ("GDP") growth, originally estimated at -1.1%, was revised upward in February to 0.2%, and again in March to a robust 1.7%. Also helping to boost markets, the unemployment rate declined during the first few months of the year, durable goods orders rose, and, in March, consumer confidence jumped a surprising 15%.

By April, however, equity markets began to slump as weak economic indicators and negative news from corporate America clouded the outlook for recovery. Despite a robust first quarter GDP growth rate of 6.1%, second quarter growth is expected to come in much slower. The labor market remained soft, consumer spending appeared to have peaked, and the U.S. dollar continued weakening. Continued profit warnings were compounded by investor skepticism about accounting methods and corporate leadership after investigations of Worldcom and Tyco followed earlier investigations of Enron and Merrill Lynch.

Within the Russell 2000 Index, performance varied widely among industry sectors. Telecommunications services (1.23% of the Index as of June 30, 2002) and information technology (17.70% of the Index as of June 30, 2002) stocks struggled the most, declining 51.94% and 33.27%, respectively. Healthcare stocks (12.50% of the Index as of June 30, 2002) also suffered during the quarter, falling 25.19%. On the positive side, financials (21.14% of the Index as of June 30, 2002) gained 14.55%, and materials (5.44% of the Index as of June 30, 2002) rose 14.16%. Consumer discretionary stocks (15.25% of the Index as of June 30, 2002) logged a healthy 9.65% gain, and consumer staples (3.45% of the Index as of June 30, 2002) returned 5.80%.

Performance was positive among the Fund's ten largest holdings, although combined they account for less than 3% of the Fund. NVR Inc. (0.23% of the Fund as of June 30, 2002) gained an impressive 58.33%. Owens-Illinois (0.23% of the Fund as of June 30, 2002) returned 37.54%, and Career Education Corporation (0.21% of the Fund as of June 30, 2002) rose 31.27%. KB Home (0.23% of the Fund as of June 30, 2002) gained 28.89%, while Alliant Techsystems (0.22% of the Fund as of June 30) gained 23.96%.

1. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Master Portfolio, the Master Portfolio's investment adviser or distributor, E*TRADE Asset Management, Inc. or the Fund. Neither the Fund nor the Master Portfolio is sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

RUSSELL 2000 INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2002 (UNAUDITED)


         SECURITY                                                                 SHARES                   VALUE
         --------------------------------------------------------------------------------------------------------

         COMMON STOCKS--92.51%
         ADVERTISING--0.43%
         --------------------------------------------------------------------------------------------------------
         ADVO Inc.                                           1                     1,730                  65,861
         APAC Customer Services Inc.                         1                     2,000                  11,800
         Donnelley (R.H.) Corp.                              1                     2,720                  76,078
         Getty Images Inc.                                   1                     3,190                  69,446
         Grey Global Group Inc.                                                      100                  69,001
         Key3Media Group Inc.                                1                     2,300                   1,058
         Penton Media Inc.                                                           765                   1,645
         ValueVision International Inc. "A"                  1                     2,200                  39,930
         --------------------------------------------------------------------------------------------------------
                                                                                                         334,819
         --------------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.91%
         --------------------------------------------------------------------------------------------------------
         AAR Corp.                                                                 2,500                  25,500
         Alliant Techsystems Inc.                            1                     2,895                 184,701
         BE Aerospace Inc.                                   1                     3,320                  43,758
         Curtiss Wright Corp.                                                        940                  75,200
         DRS Technologies Inc.                               1                     1,550                  66,262
         GenCorp. Inc.                                                             2,820                  40,326
         HEICO Corp.                                                               1,070                  15,001
         Orbital Sciences Corp.                              1                     3,700                  29,489
         Sequa Corp. "A"                                     1                       300                  19,617
         Teledyne Technologies Inc.                          1                     2,900                  60,175
         Titan Corp. (The)                                   1                     6,310                 115,410
         United Industrial Corp.                                                   1,200                  26,220
         --------------------------------------------------------------------------------------------------------
                                                                                                         701,659
         --------------------------------------------------------------------------------------------------------

         AGRICULTURE--0.12%
         --------------------------------------------------------------------------------------------------------
         Delta & Pine Land Co.                                                     3,000                  60,300
         DIMON Inc.                                                                3,700                  25,604
         Maui Land & Pineapple Co. Inc.                      1                       400                   8,080
         --------------------------------------------------------------------------------------------------------
                                                                                                          93,984
         --------------------------------------------------------------------------------------------------------

         AIRLINES--0.34%
         --------------------------------------------------------------------------------------------------------
         Airtran Holdings Inc.                               1                     6,370                  34,079
         Alaska Air Group Inc.                               1                     2,420                  63,162
         American West Holdings Corp. "B"                    1                     1,269                   3,477
         Amtran Inc.                                         1                       500                   3,430
         Atlantic Coast Airlines Holdings Inc.               1                     3,680                  79,856
         Frontier Airlines Inc.                              1                     2,750                  22,357
         Mesa Air Group Inc.                                 1                     3,300                  30,360
         Mesaba Holdings Inc.                                1                     1,200                   7,044
         Midwest Express Holdings Inc.                       1                     1,300                  17,160
         --------------------------------------------------------------------------------------------------------
                                                                                                         260,925
         --------------------------------------------------------------------------------------------------------

         APPAREL--0.55%
         --------------------------------------------------------------------------------------------------------
         Garan Inc.                                                                  300                  17,355


         Gymboree Corp.                                      1                     2,800                  44,856
         K-Swiss Inc. "A"                                                          1,120                  29,098
         OshKosh B'Gosh Inc. "A"                                                     900                  39,141
         Oxford Industries Inc.                                                      900                  25,200
         Phillips-Van Heusen Corp.                                                 2,200                  34,320
         Quiksilver Inc.                                     1                     2,300                  57,040
         Russell Corp.                                                             2,500                  48,125
         Skechers U.S.A. Inc. "A"                            1                     1,700                  36,737
         Stride Rite Corp.                                                         3,700                  29,600
         Tropical Sportswear International Corp.             1                       500                  11,095
         Unifi Inc.                                          1                     4,800                  52,320
         --------------------------------------------------------------------------------------------------------
                                                                                                         424,887
         --------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.35%
         --------------------------------------------------------------------------------------------------------
         American Axle & Manufacturing Holdings Inc.         1                     1,000                  29,740
         CLARCOR Inc.                                                              2,000                  63,300
         Dura Automotive Systems Inc.                        1                     1,400                  29,050
         Oshkosh Truck Corp.                                                       1,520                  89,847
         Smith (A.O.) Corp. "B"                                                      900                  28,089
         Wabash National Corp.                                                     2,900                  29,000
         --------------------------------------------------------------------------------------------------------
                                                                                                         269,026
         --------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.93%
         --------------------------------------------------------------------------------------------------------
         ArvinMeritor Inc.                                                         6,120                 146,880
         Bandag Inc.                                                               1,100                  31,152
         BorgWarner Inc.                                                           2,430                 140,357
         Collins & Aikman Corp.                                                    6,248                  56,857
         Cooper Tire & Rubber Co.                                                  5,870                 120,628
         IMPCO Technologies Inc.                             1                     1,130                  14,803
         Modine Manufacturing Co.                                                  2,720                  66,858
         Standard Motor Products Inc.                                                600                  10,170
         Superior Industries International Inc.                                    1,720                  79,550
         Tower Automotive Inc.                               1                     3,900                  54,405
         --------------------------------------------------------------------------------------------------------
                                                                                                         721,660
         --------------------------------------------------------------------------------------------------------

         BANKS--10.07%
         --------------------------------------------------------------------------------------------------------
         Alabama National Bancorp                                                    820                  35,498
         AMCORE Financial Inc.                                                     2,440                  56,535
         American Financial Holdings Inc.                                          2,200                  65,824
         Anchor BanCorp Wisconsin Inc.                                             1,920                  46,291
         Arrow Financial Corp.                                                       572                  19,442
         BancFirst Corp.                                                             300                  13,917
         BancorpSouth Inc.                                                         7,500                 151,500
         Bank Mutual Corp.                                                           790                  16,092
         Bank of Granite Corp.                                                     1,250                  24,612
         BankAtlantic Bancorp Inc. "A"                                             2,900                  35,960
         BankUnited Financial Corp. "A"                      1                     1,720                  32,938
         Banner Corp.                                                              1,000                  24,750
         Bay View Capital Corp.                              1                     5,500                  35,255
         BOK Financial Corp.                                 1                     1,082                  36,204
         Boston Private Financial Holdings Inc.                                    1,610                  39,831
         Brookline Bancorp Inc.                                                    1,200                  30,360
         BSB Bancorp Inc.                                                            900                  24,012
         Capital City Bank Group Inc.                                                620                  21,409
         Cathay Bancorp Inc.                                                       1,400                  58,099
         CCBT Financial Companies Inc.                                               780                  22,160
         Centennial Bancorp                                                        1,708                  13,459


         Central Coast Bancorp                               1                       625                  14,175
         CFS Bancorp Inc.                                                          1,240                  19,170
         Chemical Financial Corp.                                                  2,111                  79,184
         Chittenden Corp.                                                          2,762                  80,043
         Citizens Banking Corp.                                                    4,100                 118,818
         City Bank                                                                   900                  28,800
         City Holding Co.                                    1                     1,700                  39,797
         Coastal Bancorp Inc.                                                        600                  19,056
         CoBiz Inc.                                                                  450                   7,744
         Colonial BancGroup Inc. (The)                                            10,680                 160,200
         Columbia Banking System Inc.                        1                     1,144                  14,769
         Commercial Federal Corp.                                                  4,340                 125,860
         Commonwealth Bancorp Inc.                                                   880                  26,110
         Community Bank System Inc.                                                1,370                  44,182
         Community Banks Inc.                                                        787                  23,154
         Community First Bankshares Inc.                                           3,500                  91,315
         Community Trust Bancorp Inc.                                                870                  24,456
         Connecticut Bankshares Inc.                                               1,080                  35,856
         Corus Bankshares Inc.                                                       800                  36,735
         CPB Inc.                                                                    600                  27,570
         CVB Financial Corp.                                                       2,462                  55,912
         Dime Community Bancshares                                                 2,100                  47,649
         Downey Financial Corp.                                                    1,820                  86,086
         East West Bancorp Inc.                                                    2,120                  73,182
         F&M Bancorp                                                               1,200                  42,336
         Farmers Capital Bank Corp.                                                  700                  24,675
         Fidelity Bankshares Inc.                                                  1,500                  32,998
         Financial Institutions Inc.                                                 570                  21,580
         First Bancorp                                                             2,000                  75,400
         First Bancorp North Carolina                                                450                  12,379
         First Busey Corp. "A"                                                       700                  15,547
         First Charter Corp.                                                       3,020                  54,602
         First Citizens BancShares Inc. "A"                                          500                  55,295
         First Commonwealth Financial Corp.                                        5,300                  71,497
         First Community Bancshares Inc.                                             726                  24,437
         First Essex Bancorp Inc.                                                    670                  22,914
         First Federal Capital Corp.                                               1,500                  33,150
         First Financial Bancorp                                                   3,390                  66,342
         First Financial Bankshares Inc.                                             875                  36,609
         First Financial Corp.                                                       600                  30,852
         First Financial Holdings Inc.                                             1,300                  41,795
         First Indiana Corp.                                                       1,175                  25,580
         First Merchants Corp.                                                     1,340                  40,199
         First Midwest Bancorp Inc.                                                4,425                 122,926
         First Niagara Financial Group Inc.                                        1,000                  27,760
         First Place Financial Corp.                                               1,430                  28,471
         First Republic Bank                                 1                     1,170                  32,175
         First Sentinel Bancorp Inc.                                               2,000                  27,520
         1st Source Corp.                                                          1,050                  25,956
         FirstFed Financial Corp.                            1                     1,800                  52,200
         Flagstar Bancorp Inc.                                                       810                  18,711
         Flushing Financial Corp.                                                  1,035                  21,207
         FNB Corp.                                                                 4,056                 111,378
         Frontier Financial Corp.                                                  1,630                  47,840
         GBC Bancorp                                                                 700                  20,265
         German American Bancorp                                                     735                  13,597
         Glacier Bancorp Inc.                                                      1,220                  29,890


         Gold Banc Corp. Inc.                                                      2,850                  31,262
         Great Southern Bancorp Inc.                                                 500                  19,900
         Greater Bay Bancorp                                                       4,764                 146,541
         Hancock Holding Co.                                                         700                  47,166
         Harbor Florida Bancshares Inc.                                            1,900                  42,161
         Harleysville National Corp.                                               1,800                  48,618
         Hudson River Bancorp Inc.                                                 1,410                  38,056
         Hudson United Bancorp                                                     4,200                 119,952
         IBERIABANK Corp.                                                            650                  26,351
         Independence Community Bank Corp.                                         5,500                 158,015
         Independent Bank Corp.(MA)                                                1,030                  23,577
         Independent Bank Corp.(MI)                                                  934                  29,477
         IndyMac Bancorp Inc.                                1                     5,570                 126,328
         Integra Bank Corp.                                                        1,700                  38,080
         International Bancshares Corp.                                            1,718                  72,568
         Irwin Financial Corp.                                                     1,160                  23,316
         Lakeland Bancorp Inc.                                                       945                  20,563
         Local Financial Corp.                               1                     1,460                  23,813
         MAF Bancorp Inc.                                                          1,800                  67,680
         Main Street Banks Inc.                                                      900                  18,612
         MB Financial Inc.                                                         1,200                  40,152
         Medallion Financial Corp.                                                   830                   4,382
         Medford Bancorp Inc.                                                        600                  20,898
         Mid-State Bancshares                                                      2,200                  42,460
         Midwest Banc Holdings Inc.                                                  600                  17,934
         Mississippi Valley Bancshares Inc.                                          500                  25,865
         National Penn Bancshares Inc.                                             1,759                  46,086
         NBC Capital Corp.                                                           400                  15,200
         NBT Bancorp Inc.                                                          3,200                  57,824
         Net.B@nk Inc.                                       1                     3,900                  45,435
         New York Community Bancorp Inc.                                           7,509                 203,494
         Northwest Bancorp Inc.                                                    1,000                  13,210
         OceanFirst Financial Corp.                                                  900                  21,726
         Ocwen Financial Corp.                               1                     3,600                  19,800
         Old Second Bancorp Inc.                                                     667                  24,493
         Omega Financial Corp.                                                       900                  32,859
         Oriental Financial Group Inc.                                             1,080                  27,389
         Pacific Capital Bancorp                                                   3,200                  76,416
         Pacific Northwest Bancorp                                                 1,400                  43,848
         Park National Corp.                                                       1,100                  94,600
         PennFed Financial Services Inc.                                             600                  16,740
         Peoples Holding Co.                                                         500                  20,500
         PFF Bancorp Inc.                                                          1,200                  46,080
         Port Financial Corp.                                                        500                  20,045
         Prosperity Bancshares Inc.                                                1,100                  20,041
         Provident Bancorp Inc.                                                      300                   8,412
         Provident Bankshares Corp.                                                2,495                  59,107
         Quaker City Bancorp Inc.                            1                       400                  16,568
         R&G Financial Corp. "B"                                                   1,100                  26,081
         Republic Bancorp Inc.                                                     4,240                  63,346
         Republic Bancorp Inc. "A"                                                 1,000                  11,790
         Republic Bancshares Inc.                            1                       800                  16,136
         Riggs National Corp.                                                      1,300                  19,383
         Royal Bancshares of Pennsylvania "A"                                        618                  13,231
         S&T Bancorp Inc.                                                          2,100                  56,700
         Sandy Spring Bancorp Inc.                                                 1,300                  41,795
         Santander BanCorp                                                           520                   8,866


         Seacoast Banking Corp. of Florida                                           400                  23,092
         Second Bancorp Inc.                                                         800                  21,840
         Silicon Valley Bancshares                           1                     3,860                 101,750
         Simmons First National Corp. "A"                                            750                  31,942
         South Financial Group Inc. (The)                                          3,900                  87,395
         Southwest Bancorp of Texas Inc.                     1                     2,400                  86,928
         St Francis Capital Corp.                                                    860                  21,319
         Staten Island Bancorp Inc.                                                5,300                 101,760
         Sterling Bancorp - NY                                                       858                  30,631
         Sterling Bancshares Inc.                                                  3,350                  49,479
         Sterling Financial Corp. (PA)                                             1,612                  40,236
         Suffolk Bancorp                                                           1,000                  36,500
         Susquehanna Bancshares Inc.                                               3,720                  84,481
         SY Bancorp Inc.                                                             450                  18,427
         Texas Regional Bancshares Inc. "A"                                        1,390                  68,957
         Tompkins Trustco Inc.                                                       640                  31,168
         Troy Financial Corp.                                                        294                   8,849
         Trust Co. of New Jersey (The)                                             1,600                  41,118
         TrustCo Bank Corp. NY                                                     6,324                  83,287
         UCBH Holdings Inc.                                                        1,720                  65,377
         UMB Financial Corp.                                                       1,565                  73,352
         Umpqua Holdings Corp.                                                     1,610                  29,753
         United Bancshares Inc.                                                    3,950                 116,051
         United Community Financial Corp.                                          2,540                  23,774
         United National Bancorp                                                   1,600                  36,800
         Unizan Financial Corp.                                                    1,995                  42,713
         USB Holding Co. Inc.                                                      1,302                  26,821
         W Holding Co. Inc.                                                        2,300                  55,660
         Washington Trust Bancorp Inc.                                             1,190                  28,191
         Waypoint Financial Corp.                                                  3,000                  58,650
         WesBanco Inc.                                                             2,020                  47,894
         West Coast Bancorp                                                        1,630                  27,954
         Westamerica Bancorp                                                       3,030                 119,867
         Westcorp Inc.                                                             1,420                  45,369
         Whitney Holding Corp.                                                     3,630                 111,586
         Wintrust Financial Corp.                                                  1,005                  34,743
         WSFS Financial Corp.                                                        800                  20,696
         --------------------------------------------------------------------------------------------------------
                                                                                                       7,787,392
         --------------------------------------------------------------------------------------------------------

         BEVERAGES--0.12%
         --------------------------------------------------------------------------------------------------------
         Boston Beer Co. Inc. "A"                            1                       900                  14,310
         Cadiz Inc.                                          1                     3,200                  27,197
         Coca-Cola Bottling Co. Consolidated                                         200                   8,600
         Robert Mondavi Corp. (The) "A"                      1                       720                  24,646
         Standard Commercial Corp.                                                   870                  18,879
         --------------------------------------------------------------------------------------------------------
                                                                                                          93,632
         --------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--1.17%
         --------------------------------------------------------------------------------------------------------
         Alexion Pharmaceuticals Inc.                        1                     1,720                  26,058
         Applied Molecular Evolution                         1                     1,700                   9,826
         Arena Pharmaceuticals Inc.                          1                     2,410                  20,244
         Ariad Pharmaceuticals Inc.                          1                     3,200                  13,312
         Bio-Technology General Corp.                        1                     5,200                  31,252
         Cambrex Corp.                                                             2,100                  84,210
         Charles River Laboratories International Inc.       1                     3,990                 139,849
         Ciphergen Biosystems Inc.                           1                     2,300                   8,441
         CryoLife Inc.                                       1                     1,600                  25,696


         CYTOGEN Corp.                                       1                     6,060                   6,484
         deCODE genetics Inc.                                1                     3,660                  17,129
         Deltagen Inc.                                       1                     1,900                   4,655
         Diversa Corp.                                       1                     2,680                  26,666
         EntreMed Inc.                                       1                     1,800                   5,526
         Exact Sciences Corp.                                1                       900                  14,373
         Exelixis Inc.                                       1                     3,700                  27,861
         Gene Logic Inc.                                     1                     2,700                  37,800
         Genencor International Inc.                         1                       750                   7,342
         Genome Therapeutics Corp.                           1                       750                   1,732
         Genzyme Corp. - Biosurgery Division                 1                     3,960                  17,939
         Harvard Bioscience Inc.                             1                     1,300                   7,267
         Illumina Inc.                                       1                     1,670                  11,222
         Immunomedics Inc.                                   1                     3,640                  18,964
         Incyte Genomics Inc.                                1                     6,700                  48,709
         Integra LifeSciences Holdings Corp.                 1                     1,160                  25,230
         Kosan Biosciences Inc.                              1                     1,690                  14,720
         Lexicon Genetics Inc.                               1                     3,600                  17,600
         Maxim Pharmaceuticals Inc.                          1                     1,190                   3,844
         Maxygen Inc.                                        1                     2,970                  35,578
         Orchid BioSciences Inc.                             1                     1,716                   2,265
         Regeneration Technologies Inc.                      1                     1,000                   6,040
         Regeneron Pharmaceuticals Inc.                      1                     2,760                  40,048
         Sangamo BioSciences Inc.                            1                     1,170                   6,880
         Sequenom Inc.                                       1                     3,390                  11,967
         Telik Inc.                                          1                     1,820                  22,750
         Third Wave Technologies Inc.                        1                       609                   1,364
         Transgenomic Inc.                                   1                     1,800                   4,536
         Transkaryotic Therapies Inc.                        1                     2,800                 100,940
         --------------------------------------------------------------------------------------------------------
                                                                                                         906,319
         --------------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--1.09%
         --------------------------------------------------------------------------------------------------------
         Apogee Enterprises Inc.                                                   2,610                  37,480
         Armstrong Holdings Inc.                             1                     3,300                   5,907
         Butler Manufacturing Co.                                                    840                  23,058
         Centex Construction Products Inc.                                           600                  21,840
         CoorsTek Inc.                                       1                       830                  25,655
         Elcor Corp.                                                               1,900                  51,965
         Florida Rock Industries Inc.                                              1,750                  62,667
         Genlyte Group Inc. (The)                            1                     1,100                  44,693
         Integrated Electrical Services Inc.                 1                     2,400                  15,000
         Lennox International Inc.                                                 4,200                  75,558
         LSI Industries Inc.                                                       1,020                  18,737
         Lydall Inc.                                         1                     1,610                  24,552
         Mestek Inc.                                         1                       400                   7,640
         NCI Building Systems Inc.                           1                     1,700                  30,260
         Rayonier Inc.                                                             2,520                 123,808
         Simpson Manufacturing Co. Inc.                      1                       700                  39,991
         Texas Industries Inc.                                                     2,000                  62,980
         Trex Co. Inc.                                       1                       600                  18,840
         U.S. Concrete Inc.                                  1                     1,200                   7,884
         USG Corp.                                           1                     3,670                  26,240
         York International Corp.                                                  3,620                 122,320
         --------------------------------------------------------------------------------------------------------
                                                                                                         847,075
         --------------------------------------------------------------------------------------------------------

         CHEMICALS--2.36%
         --------------------------------------------------------------------------------------------------------
         Airgas Inc.                                         1                     5,420                  93,766


         Albemarle Corp.                                                           2,360                  72,570
         Arch Chemicals Inc.                                                       2,030                  50,141
         Calgon Carbon Corp.                                                       3,100                  26,040
         ChemFirst Inc.                                                            1,000                  28,650
         Crompton Corp.                                                           10,800                 137,700
         Cytec Industries Inc.                               1                     3,700                 116,328
         Ferro Corp.                                                               2,720                  82,008
         Foamex International Inc.                           1                     1,200                  13,332
         Fuller (H.B.) Co.                                                         2,640                  77,326
         Georgia Gulf Corp.                                                        2,300                  60,812
         IMC Global Inc.                                                          10,330                 129,125
         International Specialty Products Inc.               1                     1,100                   8,470
         MacDermid Inc.                                                            2,000                  43,000
         Millennium Chemicals Inc.                                                 6,120                  85,986
         Minerals Technologies Inc.                                                1,900                  93,708
         Myers Industries Inc.                                                     1,520                  26,053
         NL Industries Inc.                                                          700                  10,675
         Octel Corp.                                         1                       880                  22,308
         Olin Corp.                                                                3,570                  79,075
         OMNOVA Solutions Inc.                                                     3,640                  30,576
         PolyOne Corp.                                                             7,200                  81,000
         Quaker Chemical Corp.                                                       770                  18,865
         Rogers Corp.                                        1                     1,520                  41,511
         RPM Inc.                                                                 10,500                 160,125
         Schulman (A.) Inc.                                                        2,700                  57,912
         Spartech Corp.                                                            1,300                  35,399
         Stepan Co.                                                                  700                  19,782
         SurModics Inc.                                      1                     1,320                  34,307
         Symyx Technologies Inc.                             1                     2,430                  33,826
         Terra Industries Inc.                               1                     3,030                   6,302
         Wellman Inc.                                                              2,700                  45,225
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,821,903
         --------------------------------------------------------------------------------------------------------

         COMMERCIAL SERVICES--3.83%
         --------------------------------------------------------------------------------------------------------
         Aaron Rents Inc. "B"                                                      1,300                  31,135
         ABM Industries Inc.                                                       3,360                  58,330
         Actrade Financial Technologies Ltd.                 1                       950                   9,899
         Administaff Inc.                                    1                     2,200                  22,000
         Albany Molecular Research Inc.                      1                     2,000                  42,280
         Answerthink Inc.                                    1                     3,780                  14,326
         Arbitron Inc.                                       1                     2,630                  82,056
         Armor Holdings Inc.                                 1                     2,200                  56,100
         Atrix Laboratories Inc.                             1                     2,010                  44,722
         Bowne & Co. Inc.                                                          3,000                  44,220
         Bright Horizons Family Solutions Inc.               1                     1,000                  33,110
         Career Education Corp.                              1                     3,900                 175,500
         CDI Corp.                                           1                     1,120                  36,456
         Central Parking Corp.                                                     1,540                  35,189
         Chemed Corp.                                                                800                  30,152
         Coinstar Inc.                                       1                     2,000                  48,900
         Consolidated Graphics Inc.                          1                       970                  18,430
         Corinthian Colleges Inc.                            1                     1,460                  49,479
         Corporate Executive Board Co. (The)                 1                     3,430                 117,477
         CorVel Corp.                                        1                       600                  20,098
         CoStar Group Inc.                                   1                     1,400                  28,742
         DiamondCluster International Inc. "A"               1                     2,700                  16,146
         Edison Schools Inc.                                 1                     2,560                   2,432


         Education Management Corp.                          1                     2,200                  89,606
         Electro Rent Corp.                                  1                     1,100                  14,289
         Encompass Services Corp.                            1                     2,010                   1,146
         First Consulting Group Inc.                         1                     2,000                  17,200
         FTI Consulting Inc.                                 1                     1,390                  48,664
         Gartner Inc. "A"                                    1                     7,260                  73,326
         GSI Commerce Inc.                                                         1,300                   9,685
         Heidrick & Struggles International Inc.             1                     1,700                  33,949
         Horizon Offshore Inc.                               1                     1,660                  14,010
         Insurance Auto Auctions Inc.                        1                     1,200                  23,400
         Interactive Data Corp.                              1                     3,370                  49,067
         ITT Educational Services Inc.                       1                     4,160                  90,688
         Kelly Services Inc. "A"                                                   1,440                  38,894
         Kendle International Inc.                           1                       870                  11,832
         Kforce Inc.                                         1                     1,890                  11,245
         Korn/Ferry International                            1                     3,900                  35,490
         Kroll Inc.                                          1                     1,430                  30,001
         Labor Ready Inc.                                    1                     3,800                  22,230
         Landauer Inc.                                                               770                  29,899
         Learning Tree International Inc.                    1                     1,100                  20,394
         Mail-Well Inc.                                      1                     2,600                  13,520
         Management Network Group Inc. (The)                 1                     2,000                   4,640
         MAXIMUS Inc.                                        1                     1,220                  38,674
         McGrath Rentcorp                                                            700                  18,144
         MedQuist Inc.                                       1                       960                  25,565
         Midas Inc.                                          1                     1,620                  20,088
         Mobile Mini Inc.                                    1                     1,120                  19,152
         MPS Group Inc.                                      1                     8,600                  73,100
         Navigant Consulting Co.                             1                     3,900                  27,261
         NetRatings Inc.                                     1                     1,100                  10,065
         Neurogen Corp.                                      1                     1,100                  12,859
         New Horizons Worldwide Inc.                         1                       370                   3,770
         On Assignment Inc.                                  1                     2,100                  37,380
         PDI Inc.                                            1                       930                  14,406
         Pharmacopeia Inc.                                   1                     2,400                  20,446
         Plexus Corp.                                        1                     4,000                  72,400
         Pre-Paid Legal Services Inc.                        1                     1,330                  26,467
         PRG-Schultz International Inc.                      1                     4,400                  54,164
         Rent-A-Center Inc.                                  1                       720                  41,767
         Rent-Way Inc.                                       1                     2,700                  34,965
         Resources Connection Inc.                           1                       750                  20,242
         Right Management Consultants Inc.                   1                       705                  18,541
         Rollins Inc.                                                              1,300                  26,442
         Roper Industries Inc.                                                     2,720                 101,456
         Sotheby's Holdings Inc. "A"                         1                     2,230                  31,777
         SOURCECORP Inc.                                     1                     1,430                  37,895
         Spherion Corp.                                      1                     5,000                  59,500
         SPS Technologies Inc.                               1                     1,100                  41,987
         Stewart Enterprises Inc. "A"                        1                     8,860                  56,438
         Strayer Education Inc.                                                      480                  30,528
         Sylvan Learning Systems Inc.                        1                     2,900                  57,826
         TeleTech Holdings Inc.                              1                     3,580                  34,153
         Trimeris Inc.                                       1                     1,800                  79,902
         URS Corp.                                           1                     1,400                  39,200
         Volt Information Sciences Inc.                      1                     1,200                  29,388
         Wackenhut Corrections Corp.                         1                       670                   9,782
         Watson Wyatt & Co. Holdings                         1                       800                  19,376


         Wireless Facilities Inc.                            1                     2,820                  13,818
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,959,278
         --------------------------------------------------------------------------------------------------------

         COMPUTER SYSTEMS--0.08%
         --------------------------------------------------------------------------------------------------------
         Borland Software Corp.                              1                     5,200                  53,560
         MetaSolv Inc.                                       1                     2,830                  11,122
         --------------------------------------------------------------------------------------------------------
                                                                                                          64,682
         --------------------------------------------------------------------------------------------------------

         COMPUTERS--3.74%
         --------------------------------------------------------------------------------------------------------
         Activision Inc.                                     1                     3,320                  96,479
         Advanced Digital Information Corp.                  1                     6,000                  50,580
         Agile Software Corp.                                1                     3,350                  24,354
         America Online Latin America Inc. "A"               1                       242                     155
         ANSYS Inc.                                          1                     1,390                  27,939
         Aspen Technology Inc.                               1                     3,300                  27,522
         Avici Systems Inc.                                  1                     1,575                   1,591
         BARRA Inc.                                          1                     1,100                  40,898
         Black Box Corp.                                     1                     1,920                  78,202
         CACI International Inc. "A"                         1                     2,140                  81,727
         Carreker Corp.                                      1                     2,030                  22,980
         CCC Information Services Group Inc.                 1                       900                  12,600
         CIBER Inc.                                          1                     4,900                  35,525
         Cognizant Technology Solutions Corp.                1                       820                  44,075
         Commerce One Inc.                                   1                     6,914                   2,627
         Computer Network Technology Corp.                   1                     3,000                  18,390
         Concurrent Computer Corp.                           1                     6,000                  27,900
         Covansys Corp.                                      1                     1,900                  10,678
         Datastream Systems Inc.                             1                     2,000                  14,200
         Dendrite International Inc.                         1                     2,850                  27,559
         Digimarc Corp.                                      1                       900                   9,351
         Digitas Inc.                                        1                     2,200                  10,008
         DSP Group Inc.                                      1                     2,300                  45,080
         E.piphany Inc.                                      1                     6,610                  29,018
         Echelon Corp.                                       1                     2,400                  30,912
         Eclipsys Corp.                                      1                     4,330                  28,400
         Electronics For Imaging Inc.                        1                     5,390                  85,755
         Entrust Inc.                                        1                     5,530                  15,042
         FactSet Research Systems Inc.                                             2,000                  59,540
         Fair Isaac and Co. Inc.                                                   2,550                  83,818
         FalconStor Software Inc.                            1                     4,120                  17,428
         Genuity Inc. "A"                                                            136                     517
         HNC Software Inc.                                   1                     3,340                  55,778
         Hyperion Solutions Corp.                            1                     3,200                  58,359
         IDX Systems Corp.                                   1                     1,840                  23,957
         InFocus Corp.                                       1                     3,920                  46,178
         infoUSA Inc.                                        1                     2,100                  11,489
         Integral Systems Inc.                               1                       750                  16,365
         InterCept Inc.                                      1                     1,220                  25,278
         Intergraph Corp.                                    1                     4,800                  83,713
         Internap Network Services Corp.                     1                     3,383                     778
         Iomega Corp.                                        1                     5,140                  66,049
         ITXC Corp.                                          1                     3,030                  15,786
         Keynote Systems Inc.                                1                     2,720                  19,910
         Kronos Inc.                                         1                     1,900                  57,929
         Liberate Technologies                               1                    10,460                  27,604
         Manhattan Associates Inc.                           1                     1,500                  48,240
         MapInfo Corp.                                       1                     1,600                  14,560


         McAfee.com Corp.                                    1                       400                   5,856
         MCSi Inc.                                           1                     2,000                  22,478
         Micro General Corp.                                 1                     1,100                  18,359
         MICROS Systems Inc.                                 1                     1,600                  44,336
         MicroStrategy Inc.                                  1                     2,100                   1,050
         Midway Games Inc.                                   1                     3,000                  25,500
         MSC.Software Corp.                                  1                     2,610                  23,359
         MTS Systems Corp.                                                         2,050                  25,727
         Multex.com Inc.                                     1                     3,360                  13,709
         NetScout Systems Inc.                               1                     1,970                  13,435
         Novadigm Inc.                                       1                     1,100                   7,997
         Nuance Communications Inc.                          1                     3,390                  14,170
         NYFIX Inc.                                          1                     2,520                  21,420
         ONYX Software Corp.                                 1                     2,600                   8,788
         Packeteer Inc.                                      1                     2,600                  11,492
         PC-Tel Inc.                                         1                     1,700                  11,507
         PEC Solutions Inc.                                  1                       300                   7,176
         Pegasus Solutions Inc.                              1                     2,400                  42,000
         Perot Systems Corp. "A"                             1                     5,930                  64,578
         Phoenix Technologies Ltd.                           1                     2,400                  24,000
         Planar Systems Inc.                                 1                     1,000                  19,250
         Portal Software Inc.                                1                     7,880                   5,910
         ProBusiness Services Inc.                           1                     2,120                  30,886
         Progress Software Corp.                             1                     2,730                  40,292
         QRS Corp.                                           1                     1,360                  10,594
         Radiant Systems Inc.                                1                     1,620                  21,109
         RadiSys Corp.                                       1                     1,820                  21,167
         Rainbow Technologies Inc.                           1                     2,420                  11,906
         Read-Rite Corp.                                     1                     9,750                   4,680
         Red Hat Inc.                                        1                     3,170                  18,608
         Safeguard Scientifics Inc.                          1                     9,060                  18,120
         Sanchez Computer Associates Inc.                    1                     2,000                   8,920
         Sapient Corp.                                       1                     8,000                   8,480
         ScanSource Inc.                                     1                       550                  33,775
         SCM Microsystems Inc.                               1                     1,700                  22,746
         Secure Computing Corp.                              1                     2,620                  19,781
         Silicon Graphics Inc.                               1                    13,300                  39,102
         Silicon Storage Technology Inc.                     1                     7,340                  57,252
         SONICblue Inc.                                      1                     7,400                   7,622
         SonicWALL Inc.                                      1                     4,220                  21,184
         Stratos Lightwave Inc.                              1                     4,990                   7,984
         Sykes Enterprises Inc.                              1                     2,200                  16,916
         Syntel Inc.                                         1                       800                   9,888
         Systems & Computer Technology Corp.                 1                     3,000                  40,530
         Take-Two Interactive Software Inc.                  1                     3,100                  63,829
         THQ Inc.                                            1                     3,700                 110,334
         3D Systems Corp.                                    1                       860                  10,492
         Transaction Systems Architects Inc. "A"             1                     3,600                  42,336
         TTM Technologies Inc.                               1                       880                   4,611
         Turnstone Systems Inc.                              1                     2,420                  10,479
         Universal Access Global Holdings Inc.               1                     1,064                     201
         Verity Inc.                                         1                     2,860                  31,717
         Vitria Technology Inc.                              1                     6,630                   6,365
         WatchGuard Technologies Inc.                        1                     2,520                  12,953
         Western Digital Corp.                               1                    18,350                  59,637
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,889,416
         --------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.03%
         --------------------------------------------------------------------------------------------------------
         Elizabeth Arden Inc.                                1                     1,360                  23,800
         --------------------------------------------------------------------------------------------------------
                                                                                                          23,800
         --------------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.68%
         --------------------------------------------------------------------------------------------------------
         Advanced Energy Industries Inc.                     1                     1,760                  39,037
         Advanced Marketing Services Inc.                                          1,150                  21,045
         Aviall Inc.                                         1                     2,230                  31,220
         Bell Microproducts Inc.                             1                     1,710                  13,765
         Building Materials Holdings Corp.                   1                     1,300                  18,681
         Daisytek International Corp.                        1                     1,810                  30,698
         Handleman Co.                                       1                     2,200                  31,900
         Hughes Supply Inc.                                                        2,200                  98,780
         Owens & Minor Inc.                                                        3,200                  63,232
         SCP Pool Corp.                                      1                     1,810                  50,246
         United Stationers Inc.                              1                     2,920                  88,768
         Watsco Inc.                                                               1,600                  29,200
         WESCO International Inc.                            1                     1,750                  11,025
         --------------------------------------------------------------------------------------------------------
                                                                                                         527,597
         --------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--1.70%
         --------------------------------------------------------------------------------------------------------
         Acacia Research Corp.                               1                     2,229                  15,826
         Advanta Corp. "A"                                   1                     2,700                  29,322
         Affiliated Managers Group Inc.                      1                     2,100                 129,150
         American Capital Strategies Ltd.                                          3,140                  86,256
         BKF Capital Group Inc.                              1                       800                  22,800
         Capitol Federal Financial                                                 2,500                  65,200
         Century Business Services Inc.                      1                     6,230                  20,304
         Charter Municipal Mortgage Acceptance Co.                                 3,620                  64,726
         CompuCredit Corp.                                   1                     1,800                  12,672
         Credit Acceptance Corp.                             1                     1,100                  13,827
         Digital Insight Corp.                               1                     2,700                  44,415
         Doral Financial Corp.                                                     3,400                 113,526
         DVI Inc.                                            1                     1,300                  25,090
         Federal Agricultural Mortgage Corp.                 1                       780                  20,826
         Financial Federal Corp.                             1                     1,120                  37,072
         Forrester Research Inc.                             1                     1,230                  23,861
         Friedman Billings Ramsey Group Inc. "A"             1                     2,000                  25,460
         Gabelli Asset Management Inc. "A"                   1                       700                  25,550
         Jeffries Group Inc.                                                       2,100                  88,410
         MemberWorks Inc.                                    1                     1,000                  18,530
         National Processing Inc.                            1                       600                  15,480
         NCO Group Inc.                                      1                     1,730                  37,679
         New Century Financial Corp.                                               1,000                  34,970
         Raymond James Financial Inc.                                              3,520                 100,214
         Resource America Inc. "A"                                                 1,220                  12,859
         S1 Corp.                                            1                     6,480                  47,887
         Seacoast Financial Services Corp.                                         2,300                  57,661
         SoundView Technology Group Inc.                     1                     5,840                   9,928
         StarTek Inc.                                        1                       800                  21,392
         Student Loan Corp.                                                          330                  27,337
         SWS Group Inc.                                                            1,310                  25,702
         WFS Financial Inc.                                  1                       900                  24,669
         World Acceptance Corp.                              1                     1,600                  13,440
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,312,041
         --------------------------------------------------------------------------------------------------------

         ELECTRIC--1.61%
         --------------------------------------------------------------------------------------------------------


         Avista Corp.                                                              4,600                  63,480
         Central Vermont Public Service Corp.                                      1,300                  23,400
         CH Energy Group Inc.                                                      1,600                  78,800
         Cleco Corp.                                                               3,870                  84,753
         DQE Inc.                                                                  5,660                  79,240
         El Paso Electric Co.                                1                     4,600                  63,710
         Empire District Electric Co. (The)                                        1,930                  39,565
         Hawaiian Electric Industries Inc.                                         3,240                 137,862
         Madison Gas & Electric Co.                                                1,400                  38,990
         NorthWestern Corp.                                                        2,730                  46,273
         Otter Tail Corp.                                                          2,200                  69,344
         PNM Resources Inc.                                                        3,730                  90,266
         RGS Energy Group Inc.                                                     2,920                 114,464
         Sierra Pacific Resources                                                 10,000                  78,000
         UIL Holdings Corp.                                                        1,100                  59,906
         UniSource Energy Corp.                                                    3,140                  58,404
         WPS Resources Corp.                                                       2,900                 118,407
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,244,864
         --------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.24%
         --------------------------------------------------------------------------------------------------------
         Active Power Inc.                                   1                     3,820                  13,790
         C&D Technologies Inc.                                                     2,600                  46,852
         Encore Wire Corp.                                   1                     1,000                  14,230
         GrafTech International Ltd.                                               5,400                  66,420
         Medis Technologies Ltd.                             1                       791                   6,256
         Proton Energy Systems Inc.                          1                     3,540                  11,363
         Wilson Greatbatch Technologies Inc.                 1                     1,050                  26,754
         --------------------------------------------------------------------------------------------------------
                                                                                                         185,665
         --------------------------------------------------------------------------------------------------------

         ELECTRONICS--4.11%
         --------------------------------------------------------------------------------------------------------
         Actel Corp.                                         1                     2,140                  44,983
         ADE Corp.                                           1                     1,100                  12,594
         Aeroflex Inc.                                       1                     5,700                  39,615
         American Superconductor Corp.                       1                     2,100                  11,466
         AMETEK Inc.                                                               3,000                 111,750
         Analogic Corp.                                                              720                  35,402
         Artesyn Technologies Inc.                           1                     3,420                  22,165
         Artisan Components Inc.                             1                     1,200                  10,800
         AstroPower Inc.                                     1                     1,635                  32,111
         ATMI Inc.                                           1                     2,560                  57,267
         Barnes Group Inc.                                                         1,700                  38,930
         Bel Fuse Inc. "B"                                                           800                  21,640
         Belden Inc.                                                               2,320                  48,349
         Benchmark Electronics Inc.                          1                     2,200                  63,800
         Brady Corp. "A"                                                           1,700                  59,500
         Cable Design Technologies Corp.                     1                     4,160                  42,640
         Caliper Technologies Corp.                          1                     2,490                  20,791
         Checkpoint Systems Inc.                             1                     2,830                  33,111
         Coherent Inc.                                       1                     2,800                  82,709
         Concord Camera Corp.                                1                     2,600                  13,263
         CTS Corp.                                                                 3,220                  38,769
         Cubic Corp.                                                               1,400                  33,180
         Cymer Inc.                                          1                     3,200                 112,128
         Daktronics Inc.                                     1                     1,100                  10,824
         Dionex Corp.                                        1                     1,920                  51,437
         DuPont Photomasks Inc.                              1                       450                  14,616


         EDO Corp.                                                                 1,000                  28,500
         Electro Scientific Industries Inc.                  1                     2,520                  61,236
         Energy Conversion Devices Inc.                      1                     1,500                  23,535
         ESS Technology Inc.                                 1                     2,700                  47,358
         Exar Corp.                                          1                     3,530                  69,612
         Excel Technology Inc.                               1                     1,100                  23,100
         FEI Co.                                             1                     1,500                  36,765
         Fisher Scientific International Inc.                1                     5,090                 142,520
         FSI International Inc.                              1                     2,400                  17,928
         FuelCell Energy Inc.                                1                     3,040                  31,282
         General Cable Corp.                                                       2,930                  18,459
         Helix Technology Corp.                                                    2,500                  51,500
         Hutchinson Technology Inc.                          1                     2,400                  37,536
         II-VI Inc.                                          1                     1,130                  16,690
         JNI Corp.                                           1                     2,600                   9,100
         Keithley Instruments Inc.                                                   540                   7,798
         Littelfuse Inc.                                     1                     1,900                  43,947
         Manufacturers Services Ltd.                         1                     1,300                   6,279
         Mattson Technology Inc.                             1                     3,500                  16,170
         Mercury Computer Systems Inc.                       1                     1,800                  37,260
         Merix Corp.                                         1                     1,300                  11,154
         Methode Electronics Inc. "A"                                              3,000                  38,310
         Microsemi Corp.                                     1                     2,700                  17,820
         MIPS Technologies Inc. "A"                          1                     4,130                  25,482
         MKS Instruments Inc.                                1                     2,586                  51,901
         Molecular Devices Corp.                             1                     1,600                  28,480
         Moog Inc. "A"                                       1                     1,400                  60,032
         Nanometrics Inc.                                    1                       940                  14,926
         Nu Horizons Electronics Corp.                       1                     1,130                   9,368
         Oak Technology Inc.                                 1                     4,680                  21,200
         Park Electrochemical Corp.                                                1,700                  45,050
         Photon Dynamics Inc.                                1                     1,600                  48,000
         Photronics Inc.                                     1                     2,530                  47,918
         Pioneer-Standard Electronics Inc.                                         2,700                  28,053
         PLX Technology Inc.                                 1                     1,330                   5,652
         Power Integrations Inc.                             1                     2,500                  44,747
         Rayovac Corp.                                       1                     1,900                  35,207
         REMEC Inc.                                          1                     4,370                  24,516
         Research Frontiers Inc.                             1                     1,120                  16,644
         Richardson Electronics Ltd.                                                 770                   8,262
         Rudolph Technologies Inc.                           1                     1,000                  24,930
         SBS Technologies Inc.                               1                     1,600                  19,598
         Silicon Image Inc.                                  1                     4,940                  30,233
         Siliconix Inc.                                      1                       450                  12,465
         Sipex Corp.                                         1                     2,500                  12,222
         Stoneridge Inc.                                     1                     1,200                  22,440
         Supertex Inc.                                       1                       830                  14,625
         Technitrol Inc.                                                           3,340                  77,822
         Therma-Wave Inc.                                    1                     1,620                  18,452
         Thomas & Betts Corp.                                                      5,450                 101,370
         Three-Five Systems Inc.                             1                     2,400                  27,360
         Trimble Navigation Ltd.                             1                     2,630                  40,765
         Triumph Group Inc.                                  1                     1,600                  71,360
         Universal Display Corp.                             1                     1,600                  13,280
         Universal Electronics Inc.                          1                     1,300                  19,448
         Valence Technology Inc.                             1                       767                   1,058
         Varian Inc.                                         1                     2,930                  96,543


         Vicor Corp.                                         1                     2,300                  16,077
         Watts Industries Inc. "A"                                                 1,500                  29,775
         Woodhead Industries Inc.                                                    800                  13,712
         Woodward Governor Co.                                                       800                  47,296
         Xicor Inc.                                          1                     2,170                   8,767
         X-Rite Inc.                                                               1,700                  14,620
         Zoran Corp.                                         1                     2,550                  58,420
         Zygo Corp.                                          1                     1,500                  12,075
         --------------------------------------------------------------------------------------------------------
                                                                                                       3,177,850
         --------------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.05%
         --------------------------------------------------------------------------------------------------------
         H Power Corp.                                       1                       757                     719
         Headwaters Inc.                                     1                     2,340                  36,855
         Syntroleum Corp.                                    1                     1,580                   4,550
         --------------------------------------------------------------------------------------------------------
                                                                                                          42,124
         --------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.17%
         --------------------------------------------------------------------------------------------------------
         EMCOR Group Inc.                                    1                     1,000                  58,700
         Granite Construction Inc.                                                 2,830                  71,599
         Perini Corp.                                        1                       796                   3,184
         --------------------------------------------------------------------------------------------------------
                                                                                                         133,483
         --------------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.94%
         --------------------------------------------------------------------------------------------------------
         AMC Entertainment Inc.                              1                     2,400                  34,080
         Ameristar Casinos Inc.                              1                       400                  11,624
         Argosy Gaming Co.                                   1                     2,020                  57,368
         Championship Auto Racing Teams Inc.                 1                     1,630                  16,055
         Churchill Downs Inc.                                                        300                  12,099
         Dover Downs Gaming & Entertainment Inc.                                   1,261                  16,141
         Dover Motorsports Inc.                                                    1,230                   7,011
         4Kids Entertainment Inc.                            1                       730                  15,111
         Gaylord Entertainment Co. "A"                       1                     2,050                  45,202
         GTECH Holdings Corp.                                1                     5,000                 127,700
         Hollywood Casino Corp. "A"                          1                       900                   9,720
         Hollywood Entertainment Corp.                       1                     4,550                  94,094
         Isle of Capri Casinos Inc.                          1                     1,800                  36,450
         Liberty Livewire Corp. "A"                          1                     1,600                   4,704
         Magna Entertainment Corp. "A"                       1                     1,800                  12,582
         Martha Stewart Living Omnimedia Inc. "A"            1                     1,000                  11,470
         MTR Gaming Group Inc.                               1                     1,650                  27,555
         Penn National Gaming Inc.                           1                     1,800                  32,670
         Pinnacle Entertainment Inc.                         1                     2,200                  23,386
         Scientific Games Corp. "A"                          1                     1,400                  11,116
         Shuffle Master Inc.                                 1                     1,620                  29,759
         Speedway Motorsports Inc.                           1                     1,300                  33,059
         Steinway Musical Instruments Inc.                   1                       860                  18,404
         Vail Resorts Inc.                                   1                       800                  13,680
         World Wrestling Federation Entertainment Inc.       1                     1,320                  19,272
         Zomax Inc.                                          1                     2,200                   8,580
         --------------------------------------------------------------------------------------------------------
                                                                                                         728,892
         --------------------------------------------------------------------------------------------------------

         ENTERTAINMENT & LEISURE--0.05%
         --------------------------------------------------------------------------------------------------------
         Alliance Gaming Corp.                               1                     3,040                  37,149
         --------------------------------------------------------------------------------------------------------
                                                                                                          37,149
         --------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.46%
         --------------------------------------------------------------------------------------------------------
         Casella Waste Systems Inc. "A"                      1                     1,800                  21,618


         Ionics Inc.                                         1                     1,600                  38,800
         Mine Safety Appliances Co.                                                  800                  32,000
         Stericycle Inc.                                     1                     3,000                 106,230
         Tetra Tech Inc.                                     1                     4,500                  66,150
         TRC Companies Inc.                                  1                       660                  13,563
         Waste Connections Inc.                              1                     2,520                  78,725
         --------------------------------------------------------------------------------------------------------
                                                                                                         357,086
         --------------------------------------------------------------------------------------------------------

         FOOD--3.53%
         --------------------------------------------------------------------------------------------------------
         American Italian Pasta Co. "A"                      1                     1,500                  76,485
         Applebee's International Inc.                                             4,642                 106,534
         Arden Group Inc. "A"                                1                       100                   6,001
         Aurora Foods Inc.                                   1                     1,900                   2,850
         Buca Inc.                                           1                     1,240                  23,622
         CEC Entertainment Inc.                              1                     2,610                 107,793
         Cheesecake Factory (The)                            1                     3,495                 124,003
         Corn Products International Inc.                                          3,200                  99,584
         Dean Foods Co.                                      1                     8,002                 298,475
         Del Monte Foods Co.                                 1                     2,000                  23,600
         Dole Food Co.                                                             4,000                 115,400
         Dreyer's Grand Ice Cream Inc.                                             1,800                 123,480
         Fleming Companies Inc.                                                    4,000                  72,600
         Flowers Foods Inc.                                  1                     2,410                  62,299
         Great Atlantic & Pacific Tea Co.                    1                     1,900                  35,511
         Green Mountain Coffee Inc.                          1                       640                  13,574
         Hain Celestial Group Inc.                           1                     2,100                  38,850
         IHOP Corp.                                          1                     1,700                  50,065
         Ingles Markets Inc. "A"                                                   1,000                  12,680
         International Multifoods Corp.                      1                     1,540                  40,040
         Interstate Bakeries Corp.                                                 2,500                  72,200
         J&J Snack Foods Corp.                               1                       500                  22,480
         Jack in the Box Inc.                                1                     3,400                 108,120
         Lance Inc.                                                                2,100                  30,618
         Landry's Restaurants Inc.                                                 1,800                  45,918
         Nash Finch Co.                                                              990                  31,640
         P.F. Chang's China Bistro Inc.                      1                     1,600                  50,272
         Panera Bread Co. "A"                                1                     1,800                  62,046
         Papa John's International Inc.                      1                     1,400                  46,746
         Pathmark Stores Inc.                                1                     3,030                  56,994
         Performance Food Group Co.                          1                     4,060                 137,472
         Pilgrim's Pride Corp. "B"                                                 1,200                  16,800
         Ralcorp Holdings Inc.                               1                     2,620                  81,875
         Rare Hospitality International Inc.                 1                     1,930                  51,956
         Riviana Foods Inc.                                                          500                  12,679
         Ruddick Corp.                                                             2,900                  49,184
         Sanderson Farms Inc.                                                        300                   7,503
         Sensient Technologies Corp.                                               4,360                  99,234
         Smucker (J.M.) Co. (The)                                                  4,111                 140,308
         Sonic Corp.                                         1                     2,950                  92,659
         Spartan Stores Inc.                                 1                     2,350                   7,073
         Tejon Ranch Co.                                     1                       800                  26,080
         United Natural Foods Inc.                           1                     1,040                  20,280
         Wild Oats Markets Inc.                              1                     1,600                  25,760
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,729,343
         --------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.68%
         --------------------------------------------------------------------------------------------------------
         American Woodmark Corp.                                                     540                  30,310


         Buckeye Technologies Inc.                           1                     2,000                  19,600
         Caraustar Industries Inc.                                                 2,400                  29,952
         Chesapeake Corp.                                                          1,500                  39,495
         Deltic Timber Corp.                                                         900                  31,032
         Glatfelter Co.                                                            1,210                  22,748
         Louisiana-Pacific Corp.                                                  10,100                 106,959
         Pope & Talbot Inc.                                                        1,500                  28,095
         Potlatch Corp.                                                            2,700                  91,854
         Rock-Tenn Co. "A"                                                         1,100                  20,185
         Schweitzer-Mauduit International Inc.                                     1,320                  32,472
         Universal Forest Products Inc.                                            1,000                  23,420
         Wausau-Mosinee Paper Corp.                                                4,400                  53,020
         --------------------------------------------------------------------------------------------------------
                                                                                                         529,142
         --------------------------------------------------------------------------------------------------------

         GAS--0.87%
         --------------------------------------------------------------------------------------------------------
         AGL Resources Inc.                                                        5,130                 119,016
         Laclede Group Inc. (The)                                                  1,700                  39,916
         NUI Corp.                                                                 1,700                  46,750
         ONEOK Inc.                                                                5,000                 109,750
         Peoples Energy Corp.                                                      3,230                 117,766
         Southwestern Energy Co.                             1                     2,600                  39,494
         UGI Corp.                                                                 2,620                  83,683
         WGL Holdings Inc.                                                         4,530                 117,327
         --------------------------------------------------------------------------------------------------------
                                                                                                         673,702
         --------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.35%
         --------------------------------------------------------------------------------------------------------
         Baldor Electric Co.                                                       2,200                  55,440
         Franklin Electric Co. Inc.                                                  800                  37,656
         Kennametal Inc.                                                           2,900                 106,140
         Milacron Inc.                                                             1,600                  16,240
         Powell Industries Inc.                              1                       440                  10,670
         Regal-Beloit Corp.                                                        1,800                  43,758
         --------------------------------------------------------------------------------------------------------
                                                                                                         269,904
         --------------------------------------------------------------------------------------------------------

         HEALTH CARE--5.04%
         --------------------------------------------------------------------------------------------------------
         ABIOMED Inc.                                        1                     1,800                  15,262
         Accredo Health Inc.                                 1                     2,750                 126,885
         Advanced Neuromodulation Systems Inc.               1                       600                  18,300
         Advanced Tissue Sciences Inc.                       1                     6,200                   8,928
         American Healthways Inc.                            1                     1,190                  21,182
         American Medical Systems Holdings Inc.              1                     2,850                  57,171
         AmeriPath Inc.                                      1                     2,530                  60,720
         AmSurg Corp.                                        1                     1,430                  37,552
         Apria Healthcare Group Inc.                         1                     3,720                  83,328
         Arrow International Inc.                                                  1,000                  39,050
         ArthroCare Corp.                                    1                     1,900                  24,434
         Aspect Medical Systems Inc.                         1                       930                   3,348
         Avigen Inc.                                         1                     2,200                  20,702
         Bei Technologies Inc.                                                     1,180                  13,511
         Beverly Enterprises Inc.                            1                     9,230                  70,240
         BioMarin Pharmaceutical Inc.                        1                     3,200                  16,701
         Bio-Rad Laboratories Inc. "A"                       1                     1,500                  68,265
         Biosite Inc.                                        1                     1,300                  36,595
         BriteSmile Inc.                                     1                     2,270                   5,380
         Bruker Daltonics Inc.                               1                     4,270                  16,866
         CardioDynamics International Corp.                  1                     2,200                   8,184
         Cerus Corp.                                         1                     1,100                  37,268


         Closure Medical Corp.                               1                       700                   9,800
         Cobalt Corp.                                        1                     1,000                  22,800
         Conceptus Inc.                                      1                     1,200                  19,788
         CONMED Corp.                                        1                     2,150                  48,009
         Cooper Companies Inc.                                                     1,300                  61,230
         Covance Inc.                                        1                     5,620                 105,375
         Coventry Health Care Inc.                           1                     5,400                 153,468
         Cyberonics Inc.                                     1                     1,900                  24,926
         Cygnus Inc.                                         1                     3,600                   7,272
         Datascope Corp.                                                             920                  25,429
         Diagnostic Products Corp.                                                 2,000                  74,000
         DIANON Systems Inc.                                 1                       807                  43,110
         Dynacq International Inc.                           1                       700                   9,863
         Edwards Lifesciences Corp.                          1                     5,530                 128,296
         ENDOcare Inc.                                       1                     1,500                  19,815
         Enzo Biochem Inc.                                   1                     2,168                  31,067
         Flir Systems Inc.                                   1                     1,090                  45,747
         Gentiva Health Services Inc.                        1                     2,030                  18,250
         Haemonetics Corp.                                   1                     1,800                  52,560
         Hooper Holmes Inc.                                                        5,300                  42,400
         ICU Medical Inc.                                    1                       810                  25,029
         IDEXX Laboratories Inc.                             1                     3,320                  85,623
         IGEN International Inc.                             1                     1,330                  41,895
         I-many Inc.                                         1                     3,560                   9,786
         Impath Inc.                                         1                     1,600                  28,720
         INAMED Corp.                                        1                     1,340                  35,805
         Intermagnetics General Corp.                        1                     1,330                  26,866
         Invacare Corp.                                                            1,930                  71,410
         i-STAT Corp.                                        1                     1,300                   4,628
         LeCroy Corp.                                        1                       800                   9,520
         LifePoint Hospitals Inc.                            1                     3,520                 127,811
         Luminex Corp.                                       1                     1,510                  11,340
         Magellan Health Services Inc.                       1                     2,440                   2,440
         Med-Design Corp. (The)                              1                       680                   8,799
         Mentor Corp.                                                              2,000                  73,418
         Microvision Inc.                                    1                     1,100                   5,753
         Mid Atlantic Medical Services Inc.                  1                     4,350                 136,372
         National Healthcare Corp.                           1                       600                  12,750
         Novavax Inc.                                        1                       246                   1,048
         Novoste Corp.                                       1                     1,800                   8,316
         Ocular Sciences Inc.                                1                     1,520                  40,280
         Option Care Inc.                                    1                       750                  10,305
         OraSure Technologies Inc.                           1                     2,700                  17,550
         PacifiCare Health Systems Inc. "A"                  1                     2,720                  73,984
         Pediatrix Medical Group Inc.                        1                     1,900                  47,500
         PolyMedica Corp.                                    1                     1,120                  28,605
         Possis Medical Inc.                                 1                     1,400                  17,289
         Province Healthcare Co.                             1                     4,350                  97,266
         PSS World Medical Inc.                              1                     6,600                  53,460
         RehabCare Group Inc.                                1                     1,430                  34,363
         Renal Care Group Inc.                               1                     4,530                 141,109
         Respironics Inc.                                    1                     3,100                 105,555
         Select Medical Corp.                                1                       670                  10,492
         Sierra Health Services Inc.                         1                     2,390                  53,416
         Sola International Inc.                             1                     2,180                  25,070
         SonoSite Inc.                                       1                       900                  12,987
         Specialty Laboratories Inc.                         1                     1,040                   8,736


         Steris Corp.                                        1                     6,120                 116,953
         Sunrise Assisted Living Inc.                        1                     1,600                  42,880
         Syncor International Corp.                          1                     1,820                  57,330
         Techne Corp.                                        1                     4,000                 112,880
         Theragenics Corp.                                   1                     2,800                  23,604
         Thoratec Labs Corp.                                 1                     3,535                  31,780
         TriPath Imaging Inc.                                1                     1,780                   7,779
         U.S. Physical Therapy Inc.                          1                       545                  11,069
         Urologix Inc.                                       1                     1,280                  16,371
         US Oncology Inc.                                    1                     8,850                  73,720
         Vasomedical Inc.                                    1                     4,390                  11,633
         Ventana Medical Systems Inc.                        1                     1,220                  26,779
         VISX Inc.                                           1                     4,430                  48,287
         Vital Sign Inc.                                                             400                  14,460
         West Pharmaceutical Services Inc.                                         1,000                  32,090
         Zoll Medical Corp.                                  1                       900                  29,277
         --------------------------------------------------------------------------------------------------------
                                                                                                       3,895,265
         --------------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--0.10%
         --------------------------------------------------------------------------------------------------------
         Triarc Companies Inc.                               1                     1,330                  36,708
         Walter Industries Inc.                                                    3,100                  41,385
         --------------------------------------------------------------------------------------------------------
                                                                                                          78,093
         --------------------------------------------------------------------------------------------------------

         HOME BUILDERS--1.65%
         --------------------------------------------------------------------------------------------------------
         Beazer Homes USA Inc.                               1                     1,023                  81,840
         Champion Enterprises Inc.                           1                     4,760                  26,751
         Coachmen Industries Inc.                                                  1,420                  20,590
         Fleetwood Enterprises Inc.                                                3,600                  31,320
         Hovnanian Enterprises Inc. "A"                      1                     1,380                  49,514
         KB HOME                                                                   3,750                 193,162
         M.D.C. Holdings Inc.                                                      1,673                  86,996
         M/I Schottenstein Homes Inc.                                              1,060                  39,941
         Meritage Corp.                                      1                       560                  25,564
         Monaco Coach Corp.                                  1                     2,150                  45,795
         NVR Inc.                                            1                       600                 193,800
         Palm Harbor Homes Inc.                              1                     1,500                  29,788
         Ryland Group Inc.                                                         2,400                 119,400
         Skyline Corp.                                                               700                  23,100
         Standard-Pacific Corp.                                                    2,400                  84,192
         Thor Industries Inc.                                                        700                  49,882
         Toll Brothers Inc.                                  1                     4,180                 122,474
         Winnebago Industries Inc.                                                 1,130                  49,720
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,273,829
         --------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.89%
         --------------------------------------------------------------------------------------------------------
         Applica Inc.                                        1                     2,080                  25,792
         Bassett Furniture Industries Inc.                                           790                  15,404
         Bush Industries Inc. "A"                                                  1,200                  14,400
         Furniture Brands International Inc.                 1                     5,120                 154,881
         Harman International Industries Inc.                                      3,020                 148,735
         Kimball International Inc. "B"                                            3,200                  52,448
         La-Z-Boy Inc.                                                             4,520                 113,994
         Libbey Inc.                                                               1,400                  47,740
         Movado Group Inc.                                                           960                  24,144
         Oneida Ltd.                                                               1,500                  28,725
         ParkerVision Inc.                                   1                       830                  15,919
         Salton Inc.                                         1                       500                   7,175


         Standex International Corp.                                               1,000                  25,100
         Stanley Furniture Co. Inc.                          1                       450                  12,037
         --------------------------------------------------------------------------------------------------------
                                                                                                         686,494
         --------------------------------------------------------------------------------------------------------

         HOUSEHOLD PRODUCTS / WARES--1.67%
         --------------------------------------------------------------------------------------------------------
         American Greetings Corp. "A"                                              5,900                  98,294
         Blyth Inc.                                                                3,000                  93,660
         Church & Dwight Co. Inc.                                                  3,320                 104,016
         CSS Industries Inc.                                 1                       300                  10,650
         Dial Corp. (The)                                                          8,790                 175,976
         Fossil Inc.                                         1                     1,695                  34,849
         Harland (John H.) Co.                                                     2,800                  78,960
         National Presto Industries Inc.                                             600                  19,200
         New England Business Service Inc.                                         1,100                  27,654
         Pennzoil-Quaker State Co.                                                 7,630                 164,274
         Playtex Products Inc.                               1                     2,500                  32,375
         Revlon Inc. "A"                                     1                     1,800                   8,910
         Russ Berrie & Co. Inc.                                                    1,030                  36,462
         Scotts Co. (The) "A"                                1                     1,520                  69,008
         Standard Register Co. (The)                                               1,380                  47,182
         Toro Co.                                                                  1,120                  63,661
         Tupperware Corp.                                                          4,900                 101,871
         Wallace Computer Services Inc.                                            3,620                  77,830
         Yankee Candle Co. Inc. (The)                        1                     1,600                  43,344
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,288,176
         --------------------------------------------------------------------------------------------------------

         INSURANCE--2.79%
         --------------------------------------------------------------------------------------------------------
         Alfa Corp.                                                                7,000                  81,900
         American Physicians Capital Inc.                    1                     1,180                  21,782
         AmerUs Group Co.                                                          3,730                 138,383
         Argonaut Group Inc.                                                       2,100                  44,982
         Baldwin & Lyons Inc. "B"                                                    600                  13,698
         Berkley (W.R.) Corp.                                                      1,890                 103,950
         Brown & Brown Inc.                                                        4,200                 132,300
         Citizens Inc.                                       1                     2,070                  26,869
         Clark/Bardes Inc.                                   1                     1,070                  24,439
         CNA Surety Corp.                                                          1,200                  17,460
         Commerce Group Inc.                                                       2,300                  90,965
         Crawford & Co. "B"                                                        3,400                  27,540
         Delphi Financial Group Inc. "A"                                           1,320                  57,222
         FBL Financial Group Inc. "A"                                              1,120                  24,808
         First American Corp.                                                      6,350                 146,050
         Fremont General Corp.                                                     5,160                  21,569
         Great American Financial Resources Inc.                                     600                  11,580
         Harleysville Group Inc.                                                   2,800                  77,616
         Hilb Rogal & Hamilton Co.                                                 2,600                 117,650
         Horace Mann Educators Corp.                                               3,800                  70,946
         Kansas City Life Insurance Co.                                              500                  19,335
         LandAmerica Financial Group Inc.                                          1,900                  59,850
         Midland Co. (The)                                                           200                  10,094
         National Western Life Insurance Company "A"         1                       200                  22,990
         NYMAGIC Inc.                                                                600                   9,150
         Ohio Casualty Corp.                                 1                     5,100                 106,590
         Philadelphia Consolidated Holding Corp.             1                     1,050                  47,607
         PICO Holdings Inc.                                  1                     1,200                  19,884
         PMA Capital Corp. "A"                                                     2,100                  44,415
         Presidential Life Corp.                                                   2,030                  41,148


         ProAssurance Corp.                                  1                     2,071                  36,450
         RLI Corp.                                                                   600                  30,600
         SCPIE Holdings Inc.                                                       1,120                   6,810
         Selective Insurance Group Inc.                                            2,400                  67,992
         StanCorp Financial Group Inc.                                             2,720                 150,960
         State Auto Financial Corp.                                                1,050                  17,220
         Stewart Information Services Corp.                  1                     1,050                  21,578
         Triad Guaranty Inc.                                 1                       700                  30,471
         UICI                                                1                     3,700                  74,740
         United Fire & Casualty Co.                                                  600                  22,668
         Universal American Financial Corp.                  1                     3,700                  24,827
         Vesta Insurance Group                                                     3,640                  15,579
         Zenith National Insurance Corp.                                             860                  27,391
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,160,058
         --------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.35%
         --------------------------------------------------------------------------------------------------------
         Carpenter Technology Corp.                                                1,920                  55,315
         Cleveland-Cliffs Inc.                                                     1,400                  38,640
         Gibraltar Steel Corp.                                                       700                  15,533
         Oregon Steel Mills Inc.                             1                     2,070                  12,420
         Reliance Steel & Aluminum Co.                                             2,300                  70,150
         Roanoke Electric Steel Corp.                                              1,100                  16,984
         Ryerson Tull Inc.                                                         2,100                  24,423
         Steel Dynamics Inc.                                 1                     2,300                  37,881
         --------------------------------------------------------------------------------------------------------
                                                                                                         271,346
         --------------------------------------------------------------------------------------------------------

         LEISURE TIME--0.43%
         --------------------------------------------------------------------------------------------------------
         Bally Total Fitness Holding Corp.                   1                     2,830                  52,949
         Nautilus Group Inc. (The)                                                 2,780                  85,068
         Navigant International Inc.                         1                     1,480                  22,896
         Polaris Industries Inc.                                                   2,200                 143,000
         ResortQuest International Inc.                      1                     1,220                   6,954
         WMS Industries Inc.                                 1                     1,920                  23,520
         --------------------------------------------------------------------------------------------------------
                                                                                                         334,387
         --------------------------------------------------------------------------------------------------------

         LODGING--0.45%
         --------------------------------------------------------------------------------------------------------
         Aztar Corp.                                         1                     3,130                  65,104
         Boca Resorts Inc. "A"                               1                     2,620                  34,715
         Boyd Gaming Corp.                                   1                     2,800                  40,320
         Choice Hotels International Inc.                    1                     3,110                  62,231
         Marcus Corp.                                                              2,100                  34,965
         Prime Hospitality Corp.                             1                     4,100                  53,259
         Station Casinos Inc.                                1                     3,120                  55,692
         --------------------------------------------------------------------------------------------------------
                                                                                                         346,286
         --------------------------------------------------------------------------------------------------------

         MACHINERY--3.11%
         --------------------------------------------------------------------------------------------------------
         AGCO Corp.                                          1                     6,300                 122,850
         Albany International Corp. "A"                                            1,560                  41,980
         Applied Industrial Technologies Inc.                                      1,700                  33,150
         Astec Industries Inc.                               1                     1,500                  24,135
         Asyst Technologies Inc.                             1                     3,500                  71,225
         Briggs & Stratton Corp.                                                   2,000                  76,680
         Brooks-PRI Automation Inc.                                                3,106                  79,389
         Cognex Corp.                                        1                     3,090                  61,955
         Donaldson Co. Inc.                                                        3,620                 126,845
         Dycom Industries Inc.                               1                     4,480                  52,371
         Electroglas Inc.                                    1                     2,100                  21,000


         Engineered Support Systems Inc.                                             660                  34,518
         Esterline Technologies Corp.                        1                     1,840                  41,768
         Flow International Corp.                            1                       900                   6,065
         Flowserve Corp.                                     1                     5,020                 149,596
         Gardner Denver Inc.                                 1                     1,300                  26,000
         Gerber Scientific Inc.                              1                       870                   3,054
         Gorman-Rupp Co. (The)                                                       600                  18,900
         Graco Inc.                                                                4,350                 109,359
         Idex Corp.                                                                2,900                  97,150
         Imation Corp.                                       1                     3,140                  93,446
         Insituform Technologies Inc. "A"                    1                     2,240                  47,443
         JLG Industries Inc.                                                       3,920                  54,998
         Kadant Inc.                                         1                     1,060                  17,490
         Kaman Corp. "A"                                                           2,000                  33,520
         Knight Transportation Inc.                          1                     1,395                  32,350
         Kulicke & Soffa Industries Inc.                     1                     4,550                  56,375
         Lincoln Electric Holding Inc.                                             2,820                  75,858
         Lindsay Manufacturing Co.                                                 1,000                  23,150
         Magnetek Inc.                                       1                     2,020                  19,998
         Manitowoc Co. Inc. (The)                                                  2,200                  78,078
         NACCO Industries Inc.                                                       700                  40,670
         Nordson Corp.                                                             2,200                  54,252
         Paxar Corp.                                         1                     3,200                  53,600
         Presstek Inc.                                       1                     3,100                  12,400
         Robbins & Myers Inc.                                                        700                  18,375
         Sauer-Danfoss Inc.                                                        1,000                  11,160
         Semitool Inc.                                       1                     1,600                  13,056
         Stewart & Stevenson Services Inc.                                         2,500                  44,350
         SureBeam Corporation "A"                            1                     1,700                   9,282
         Tecumseh Products Co. "A"                                                 1,420                  75,374
         Tennant Co.                                                                 800                  31,680
         Terex Corp.                                         1                     4,000                  89,960
         Thomas Industries Inc.                                                    1,500                  43,200
         Ultratech Stepper Inc.                              1                     1,900                  30,761
         Unova Inc.                                          1                     4,100                  26,609
         Zebra Technologies Corp. "A"                        1                     2,520                 121,514
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,406,939
         --------------------------------------------------------------------------------------------------------

         MANUFACTURERS--1.12%
         --------------------------------------------------------------------------------------------------------
         Carlisle Companies Inc.                                                   2,900                 130,442
         CUNO Inc.                                           1                     1,300                  47,034
         Federal Signal Corp.                                                      4,200                 100,800
         Harsco Corp.                                                              3,730                 139,875
         Lancaster Colony Corp.                                                    2,570                  91,646
         Osmonics Inc.                                       1                       800                  12,720
         Pittston Brink's Group                                                    5,030                 120,720
         Quixote Corp.                                                               660                  11,187
         Sturm Ruger & Co. Inc.                                                    1,860                  26,319
         Tredegar Corp.                                                            1,500                  36,225
         Trinity Industries Inc.                                                   4,200                  87,024
         U.S. Industries Inc.                                1                     7,400                  25,530
         Wabtec Corp.                                                              2,320                  33,060
         --------------------------------------------------------------------------------------------------------
                                                                                                         862,582
         --------------------------------------------------------------------------------------------------------

         MANUFACTURING--0.15%
         --------------------------------------------------------------------------------------------------------
         Acuity Brands Inc.                                                        3,800                  69,160
         ESCO Technologies Inc.                              1                       920                  32,200


         Hexcel Corp.                                        1                     2,800                  12,180
         --------------------------------------------------------------------------------------------------------
                                                                                                         113,540
         --------------------------------------------------------------------------------------------------------

         MEDIA--1.37%
         --------------------------------------------------------------------------------------------------------
         Banta Corp.                                                               2,300                  82,570
         Beasley Broadcast Group Inc. "A"                    1                       700                  10,324
         Crown Media Holdings Inc.                           1                     2,500                  19,725
         Cumulus Media Inc. "A"                              1                     2,870                  39,549
         Fisher Communications Inc.                                                  400                  23,488
         Gray Communications Systems Inc.                                            900                  16,290
         Information Holdings Inc.                           1                     1,920                  46,848
         Journal Register Co.                                1                     2,340                  47,034
         Lee Enterprises Inc.                                                      4,000                 140,000
         Liberty Corp.                                                             1,600                  63,760
         LodgeNet Entertainment Corp.                        1                       900                  12,959
         Media General Inc. "A"                                                    1,100                  66,000
         On Command Corp.                                    1                     2,000                   3,380
         Paxson Communications Corp.                         1                     3,200                  17,600
         Pegasus Communications Corp.                        1                     1,724                   1,259
         Playboy Enterprises Inc. "B"                        1                     1,100                  14,025
         Private Media Group Inc.                            1                     2,100                   6,006
         Pulitzer Inc.                                                               820                  42,558
         Regent Communications Inc.                          1                     1,440                  10,165
         Saga Communications Inc.                            1                     1,075                  24,188
         Salem Communications Corp. "A"                      1                       840                  20,891
         Scholastic Corp.                                    1                     2,800                 106,120
         Sinclair Broadcast Group Inc. "A"                   1                     2,300                  33,210
         Spanish Broadcasting System Inc. "A"                1                     3,600                  36,000
         TiVo Inc.                                           1                     1,600                   5,936
         UnitedGlobalCom Inc. "A"                            1                     7,300                  20,075
         Value Line Inc.                                                             200                   8,226
         Wiley (John) & Sons Inc. "A"                                              4,100                  98,318
         XM Satellite Radio Holdings Inc. "A"                1                     1,900                  13,775
         Young Broadcasting Inc. "A"                         1                     1,700                  30,226
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,060,505
         --------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.49%
         --------------------------------------------------------------------------------------------------------
         Castle (A.M.) & Co.                                                       1,000                  12,480
         CIRCOR International Inc.                                                   970                  16,636
         Kaydon Corp.                                                              2,600                  61,386
         Lawson Products Inc.                                                        500                  15,405
         NN Inc.                                                                     800                  10,240
         Penn Engineering & Manufacturing Corp.                                    1,100                  19,162
         Timken Co. (The)                                                          4,720                 105,398
         Valmont Industries Inc.                                                   1,300                  26,429
         Worthington Industries Inc.                                               6,200                 112,220
         --------------------------------------------------------------------------------------------------------
                                                                                                         379,356
         --------------------------------------------------------------------------------------------------------

         METALS-DIVERSIFIED--0.77%
         --------------------------------------------------------------------------------------------------------
         Ameron International Corp.                                                  330                  23,843
         AptarGroup Inc.                                                           3,000                  92,250
         Commercial Metals Co.                                                     1,200                  56,328
         Griffon Corp.                                       1                     2,590                  46,879
         Gulf Island Fabrication Inc.                        1                       700                  12,838
         Matthews International Corp. "A"                                          2,600                  60,710
         Maverick Tube Corp.                                 1                     3,300                  49,500
         Mueller Industries Inc.                             1                     2,740                  86,995


         Nortek Inc.                                         1                       800                  36,080
         NS Group Inc.                                       1                     2,120                  20,246
         Quanex Corp.                                                              1,200                  52,440
         RTI International Metals Inc.                       1                     2,100                  25,515
         Southern Peru Copper Corp.                                                1,680                  25,183
         Titanium Metals Corp.                               1                       917                   3,210
         --------------------------------------------------------------------------------------------------------
                                                                                                         592,017
         --------------------------------------------------------------------------------------------------------

         MINING--0.24%
         --------------------------------------------------------------------------------------------------------
         AMCOL International Corp.                                                 1,620                  11,097
         Brush Engineered Materials Inc.                                           1,700                  21,080
         Century Aluminum Co.                                                      1,400                  20,846
         Stillwater Mining Co.                               1                     4,120                  67,074
         USEC Inc.                                                                 7,600                  66,880
         --------------------------------------------------------------------------------------------------------
                                                                                                         186,977
         --------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.17%
         --------------------------------------------------------------------------------------------------------
         CompX International Inc.                                                    800                  10,600
         Global Imaging Systems Inc.                         1                       900                  17,091
         Insight Enterprises Inc.                            1                     3,800                  95,722
         Pomeroy Computer Resources                          1                       780                  11,372
         --------------------------------------------------------------------------------------------------------
                                                                                                         134,785
         --------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--3.30%
         --------------------------------------------------------------------------------------------------------
         Atmos Energy Corp.                                                        3,800                  89,072
         Atwood Oceanics Inc.                                1                       920                  34,500
         Berry Petroleum Co. "A"                                                   1,600                  26,960
         Cabot Oil & Gas Corp. "A"                                                 2,830                  64,666
         CAL Dive International Inc.                         1                     2,930                  64,460
         Cascade Natural Gas Corp.                                                   900                  18,810
         Chesapeake Energy Corp.                             1                    13,130                  94,536
         Chiles Offshore Inc.                                1                       990                  24,008
         Denbury Resources Inc.                              1                     1,900                  19,551
         Encore Acquisition Co.                              1                       560                   9,660
         Energen Corp.                                                             2,930                  80,575
         Energy Partners Ltd.                                1                     2,340                  21,762
         Evergreen Resources Inc.                            1                     1,600                  68,000
         Frontier Oil Corp.                                                        2,400                  42,240
         Grey Wolf Inc.                                      1                    13,000                  53,170
         Holly Corp.                                                                 980                  16,415
         Houston Exploration Co.                             1                       800                  23,200
         Key Energy Services Inc.                            1                     9,400                  98,700
         Key Productions Co. Inc.                            1                     1,430                  27,885
         Magnum Hunter Resources Inc.                        1                     3,795                  29,943
         Meridian Resource Corp. (The)                       1                     2,620                   9,746
         New Jersey Resources Corp.                                                2,480                  74,028
         Northwest Natural Gas Co.                                                 2,330                  66,988
         Nuevo Energy Co.                                    1                     1,500                  23,700
         Parker Drilling Co.                                 1                     8,090                  26,454
         Patina Oil & Gas Corp.                                                    2,162                  59,304
         Penn Virginia Corp.                                                         800                  31,184
         PetroQuest Energy Inc.                              1                     2,540                  14,148
         Piedmont Natural Gas Co.                                                  2,820                 104,284
         Plains Resource Inc.                                1                     2,420                  64,735
         Prima Energy Corp.                                  1                     1,200                  27,348
         Quicksilver Resources Inc.                          1                       760                  19,646
         Range Resources Corp.                               1                     4,710                  26,376


         Remington Oil & Gas Corp.                           1                     1,750                  34,860
         RPC Inc.                                                                    800                   9,440
         Seacor Smit Inc.                                    1                     1,520                  71,972
         Seitel Inc.                                         1                     1,730                   1,730
         SEMCO Energy Inc.                                                         2,800                  25,340
         South Jersey Industries Inc.                                              1,220                  41,175
         Southern Union Co.                                  1                     3,281                  55,781
         Southwest Gas Corp.                                                       2,840                  70,290
         Spinnaker Exploration Co.                           1                     2,070                  74,561
         St. Mary Land & Exploration Co.                                           2,600                  62,215
         Stone Energy Corp.                                  1                     2,017                  81,184
         Superior Energy Services Inc.                       1                     4,500                  45,675
         Swift Energy Co.                                    1                     2,530                  39,949
         Tesoro Petroleum Corp.                              1                     5,300                  41,075
         3TEC Energy Corp.                                   1                     1,680                  29,282
         Tom Brown Inc.                                      1                     3,120                  88,452
         Unit Corp.                                          1                     3,630                  62,981
         Vintage Petroleum Inc.                                                    4,820                  57,358
         WD-40 Co.                                                                 1,430                  39,697
         Western Gas Resources Inc.                                                2,000                  74,800
         Westport Resources Corp.                            1                     3,123                  51,217
         W-H Energy Services Inc.                            1                     1,800                  39,888
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,554,976
         --------------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--0.57%
         --------------------------------------------------------------------------------------------------------
         CARBO Ceramics Inc.                                                         700                  25,865
         Comstock Resources Inc.                             1                     2,600                  19,760
         Dril-Quip Inc.                                      1                       600                  14,970
         Hydril Co.                                          1                     1,160                  31,088
         Input/Output Inc.                                   1                     4,770                  42,930
         Lone Star Technologies Inc.                         1                     2,460                  56,334
         Lufkin Industries Inc.                                                      640                  18,477
         Newpark Resources Inc.                              1                     6,300                  46,305
         Oceaneering International Inc.                      1                     2,020                  54,540
         Oil States International Inc.                       1                       770                   9,163
         Pure Resources Inc.                                 1                     1,220                  25,376
         Tetra Technologies Inc.                             1                     1,190                  31,595
         Universal Compression Holdings Inc.                 1                     1,200                  28,788
         Veritas DGC Inc.                                    1                     3,120                  39,312
         --------------------------------------------------------------------------------------------------------
                                                                                                         444,503
         --------------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.85%
         --------------------------------------------------------------------------------------------------------
         AEP Industries Inc.                                 1                       430                  15,265
         Ball Corp.                                                                5,300                 219,844
         Crown Cork & Seal Co. Inc.                          1                    11,400                  78,090
         Greif Brothers Corp. "A"                                                  1,200                  40,033
         Ivex Packaging Corp.                                1                     1,400                  31,878
         Longview Fibre Co.                                                        4,800                  45,216
         Owens-Illinois Inc.                                 1                    13,690                 188,101
         Silgan Holdings Inc.                                1                       920                  37,205
         --------------------------------------------------------------------------------------------------------
                                                                                                         655,632
         --------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--2.87%
         --------------------------------------------------------------------------------------------------------
         aaiPharma Inc.                                      1                       980                  22,030
         Adolor Corp.                                        1                     3,560                  40,086
         Align Technology Inc.                               1                     2,180                   8,809
         Allscripts Healthcare Solutions Inc.                1                     3,600                  13,464


         Alpharma Inc. "A"                                                         3,520                  59,770
         Amylin Pharmaceuticals Inc.                         1                     6,450                  70,563
         Antigenics Inc.                                     1                     1,770                  17,435
         Aphton Corp.                                        1                     1,700                  12,750
         Arqule Inc.                                         1                     2,320                  15,660
         Array BioPharma Inc.                                1                     1,600                  15,424
         AVANIR Pharmaceuticals "A"                          1                     4,530                   5,889
         AVI BioPharma Inc.                                  1                     1,320                   3,881
         Biopure Corp.                                       1                     1,800                  13,770
         Bone Care International Inc.                        1                     1,300                   6,800
         Cell Genesys Inc.                                   1                     3,300                  44,514
         Cell Pathways Inc.                                  1                       803                   1,205
         Cell Therapeutics Inc.                              1                     3,200                  17,469
         CIMA Labs Inc.                                      1                     1,410                  34,009
         Connetics Corp.                                     1                     2,900                  37,465
         Corixa Corp.                                        1                     4,770                  32,675
         Corvas International Inc.                           1                       774                   1,664
         Cubist Pharmaceuticals Inc.                         1                     2,900                  27,289
         CV Therapeutics Inc.                                1                     2,100                  39,102
         Digene Corp.                                        1                     1,000                  11,762
         Durect Corp.                                        1                     2,090                  16,720
         Emisphere Technologies Inc.                         1                     1,720                   7,069
         Endo Pharmaceuticals Holdings Inc.                  1                     1,910                  13,370
         Esperion Therapeutics Inc.                          1                     2,700                  14,661
         First Horizon Pharmaceutical Corp.                  1                     1,260                  26,069
         Genta Inc.                                          1                     2,560                  21,222
         Genzyme Corp. - Molecular Oncology                  1                     1,251                   3,153
         Geron Corp.                                         1                     1,900                   8,702
         Guilford Pharmaceuticals Inc.                       1                     3,000                  22,620
         Herbalife International Inc. "A"                                          1,500                  28,650
         ILEX Oncology Inc.                                  1                     3,100                  43,679
         Immunogen Inc.                                      1                     4,130                  11,110
         Impax Laboratories Inc.                             1                     2,280                  17,077
         Indevus Pharmaceuticals Inc.                                              3,740                   4,338
         InterMune Inc.                                      1                     3,090                  65,199
         Intuitive Surgical Inc.                             1                     2,760                  23,377
         Isis Pharmaceuticals Inc.                           1                     4,100                  38,991
         Kos Pharmaceuticals Inc.                            1                       530                  10,786
         KV Pharmaceuticals Co. "B"                          1                     2,220                  58,275
         La Jolla Pharmaceutical Co.                         1                     3,330                  20,813
         Ligand Pharmaceuticals Inc. "B"                     1                     4,230                  61,335
         Martek Biosciences Corp.                            1                     1,700                  35,564
         Medicines Co. (The)                                 1                     2,600                  32,058
         MGI Pharma Inc.                                     1                     2,800                  19,768
         Nabi Biopharmaceuticals                             1                     3,040                  16,322
         NaPro BioTherapeutics Inc.                          1                     2,270                  14,891
         Nature's Sunshine Products Inc.                                             900                  10,179
         NBTY Inc.                                           1                     3,900                  60,372
         NeoPharm Inc.                                       1                     1,258                  15,813
         Neose Technologies Inc.                             1                     1,100                  11,990
         Neurocrine Biosciences Inc.                         1                     2,730                  78,215
         Noven Pharmaceuticals Inc.                          1                     2,300                  58,650
         NPS Pharmaceuticals Inc.                            1                     2,740                  41,977
         Nu Skin Enterprises Inc. "A"                                              3,850                  56,018
         Pain Therapeutics Inc.                              1                     1,610                  13,460
         PAREXEL International Corp.                         1                     2,400                  33,384
         Penwest Pharmaceuticals Co.                         1                     1,290                  25,155


         Perrigo Co.                                         1                     5,800                  75,400
         Pharmaceutical Resources Inc.                       1                     1,720                  47,782
         Pharmacyclics Inc.                                  1                       570                   2,531
         POZEN Inc.                                          1                     2,410                  12,484
         Praecis Pharmaceuticals Inc.                        1                     4,940                  17,191
         Progenics Pharmaceuticals Inc.                      1                       980                  12,044
         Rigel Pharmaceuticals Inc.                          1                     2,200                   8,030
         SangStat Medical Corp.                              1                     2,200                  50,556
         Scios Inc.                                          1                     4,400                 134,684
         Serologicals Corp.                                  1                     1,980                  36,214
         SuperGen Inc.                                       1                     2,530                  18,368
         Sybron Dental Specialties Inc.                      1                     3,540                  65,490
         Tanox Inc.                                          1                     2,360                  25,559
         Texas Biotech Corp.                                 1                     4,400                  17,160
         3 Dimensional Pharmaceuticals Inc.                  1                     1,030                   4,584
         Titan Pharmaceuticals Inc.                          1                     2,930                   9,816
         Triangle Pharmaceuticals Inc.                       1                     3,700                  10,027
         Tularik Inc.                                        1                     2,150                  19,716
         United Therapeutics Inc.                            1                     1,700                  21,012
         VaxGen Inc.                                         1                     1,020                   5,651
         Versicor Inc.                                       1                     1,500                  20,175
         Vical Inc.                                          1                     2,300                  12,144
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,221,135
         --------------------------------------------------------------------------------------------------------

         PIPELINES--0.01%
         --------------------------------------------------------------------------------------------------------
         TransMontaigne Inc.                                 1                     1,400                   8,470
         --------------------------------------------------------------------------------------------------------
                                                                                                           8,470
         --------------------------------------------------------------------------------------------------------

         REAL ESTATE--4.77%
         --------------------------------------------------------------------------------------------------------
         AMLI Residential Properties Trust                                         1,330                  34,580
         Annaly Mortgage Management Inc.                                           6,980                 135,412
         Anthracite Capital Inc.                                                   3,210                  42,533
         Avatar Holdings                                     1                       760                  21,310
         Bedford Property Investors Inc.                                           1,500                  40,650
         Boykin Lodging Co.                                                        2,500                  27,325
         Brandywine Realty Trust                                                   2,420                  62,678
         BRE Properties Inc. "A"                                                   4,330                 134,706
         CBL & Associates Properties Inc.                                          1,900                  76,950
         CenterPoint Properties Corp.                                              2,120                 122,981
         Chateau Communities Inc.                                                  2,020                  61,812
         Colonial Properties Trust                                                 1,400                  54,530
         Commercial Net Lease Realty Inc.                                          3,600                  57,600
         Cornerstone Realty Income Trust Inc.                                      4,400                  49,720
         Corrections Corp. of America                        1                     2,980                  51,554
         Cousins Properties Inc.                                                   3,300                  81,708
         Developers Diversified Realty Corp.                                       5,233                 117,743
         EastGroup Properties Inc.                                                 1,730                  44,288
         Entertainment Properties Trust                                            1,600                  39,440
         Equity Inns Inc.                                                          3,800                  30,590
         First Industrial Realty Trust Inc.                                        3,720                 122,202
         Forest City Enterprises Inc. "A"                                          2,425                  84,269
         Gables Residential Trust                                                  2,300                  73,439
         Glenborough Realty Trust Inc.                                             2,000                  47,400
         Glimcher Realty Trust                                                     2,500                  46,250
         Healthcare Realty Trust Inc.                                              3,900                 124,800
         Home Properties of NY Inc.                                                1,900                  72,086
         Innkeepers USA Trust                                                      2,600                  24,908


         Insignia Financial Group Inc.                       1                     2,000                  19,440
         IRT Property Co.                                                          3,000                  38,220
         JDN Realty Corp.                                                          3,500                  43,750
         Jones Lang LaSalle Inc.                             1                     2,900                  71,630
         JP Realty Inc.                                                            1,140                  30,381
         Kilroy Realty Corp.                                                       2,320                  62,060
         LaSalle Hotel Properties                                                  1,550                  24,413
         Lexington Corp. Properties Trust                                          1,930                  31,845
         LNR Property Corp.                                                        2,030                  70,035
         Macerich Co. (The)                                                        3,100                  96,100
         Manufactured Home Communities Inc.                                        1,300                  45,630
         Meristar Hospitality Corp.                                                3,760                  57,340
         Mid Atlantic Realty Trust                                                 1,700                  29,920
         Mills Corp.                                                               1,760                  54,560
         National Health Investors Inc.                                            2,100                  33,600
         Nationwide Health Properties Inc.                                         4,700                  88,125
         Pan Pacific Retail Properties Inc.                                        2,220                  75,880
         Pennsylvania Real Estate Investment Trust                                 1,400                  37,954
         Prentiss Properties Trust                                                 2,900                  92,075
         Prime Group Realty Trust                                                    203                   1,322
         PS Business Parks Inc.                                                    1,200                  41,940
         Realty Income Corp.                                                       3,020                 111,498
         Reckson Associates Realty Corp.                                           3,400                  84,660
         Redwood Trust Inc.                                                          660                  20,790
         RFS Hotel Investors Inc.                                                  2,900                  39,266
         Saul Centers Inc.                                                         1,100                  28,490
         Shurgard Storage Centers Inc. "A"                                         3,000                 104,100
         SL Green Realty Corp.                                                     2,440                  86,986
         Sovran Self Storage Inc.                                                  1,320                  45,104
         Summit Properties Inc.                                                    2,420                  56,507
         Sun Communities Inc.                                                      1,420                  59,285
         Tanger Factory Outlet Centers Inc.                                          630                  18,585
         Taubman Centers Inc.                                                      2,640                  40,260
         Town & Country Trust (The)                                                1,420                  31,808
         Trammell Crow Co.                                   1                     2,300                  33,235
         --------------------------------------------------------------------------------------------------------
                                                                                                       3,690,258
         --------------------------------------------------------------------------------------------------------

         REAL ESTATE INVESTMENT TRUSTS--2.75%
         --------------------------------------------------------------------------------------------------------
         Acadia Realty Trust                                                       1,900                  15,485
         Alexander's Inc.                                    1                       200                  15,360
         Alexandria Real Estate Equities Inc.                                      1,340                  66,116
         Associated Estates Realty Corp.                                           1,800                  19,080
         Camden Property Trust                                                     3,300                 122,199
         Capital Automotive REIT                                                   1,300                  31,018
         Capstead Mortgage Corp.                                                   1,320                  29,700
         Chelsea Property Group Inc.                                               2,800                  93,660
         Crown American Realty Trust                                               2,100                  19,740
         Essex Property Trust Inc.                                                 1,420                  77,674
         Federal Realty Investment Trust                                           3,400                  94,214
         FelCor Lodging Trust Inc.                                                 3,100                  56,885
         Getty Realty Corp.                                                        1,000                  20,250
         Great Lakes REIT Inc.                                                     1,430                  27,141
         Health Care REIT Inc.                                                     3,100                  92,845
         Highwoods Properties Inc.                                                 4,920                 127,920
         HRPT Properties Trust                                                    11,700                 103,545
         Investors Real Estate Trust                                               1,800                  19,188
         Keystone Property Trust                                                     600                   9,522


         Koger Equity Inc.                                                         2,730                  52,689
         Kramont Realty Trust                                                        990                  15,830
         La Quinta Corp.                                     1                    12,020                  87,145
         Mid-America Apartment Communities, Inc.                                   1,600                  42,800
         Mission West Properties Inc.                                              1,400                  17,066
         Parkway Properties Inc.                                                   1,020                  37,108
         Post Properties Inc.                                                      3,480                 104,957
         Regency Centers Corp.                                                     2,100                  62,265
         Senior Housing Properties Trust                                           2,300                  36,110
         Thornbury Mortgage Inc.                                                   3,560                  70,061
         U.S. Restaurant Properties Inc.                                           2,340                  38,774
         United Dominion Realty Trust Inc.                                         9,800                 154,350
         Universal Health Realty Income Trust                                      1,200                  31,680
         Ventas Inc.                                                               5,500                  70,125
         Washington Real Estate Investment Trust                                   3,530                 102,017
         Weingarten Realty Investors                                               4,100                 145,140
         Winston Hotels Inc.                                                       1,600                  15,616
         --------------------------------------------------------------------------------------------------------
                                                                                                       2,125,275
         --------------------------------------------------------------------------------------------------------

         RETAIL--6.17%
         --------------------------------------------------------------------------------------------------------
         AFC Enterprises Inc.                                1                       870                  27,188
         AnnTaylor Stores Corp.                              1                     3,345                  84,930
         Bebe Stores Inc.                                    1                       330                   6,696
         Bob Evans Farms Inc.                                                      3,300                 103,884
         Brown Shoe Co. Inc.                                                       1,800                  50,580
         Buckle Inc. (The)                                   1                       600                  14,790
         Burlington Coat Factory Warehouse Corp.                                   1,600                  34,000
         California Pizza Kitchen Inc.                       1                     1,380                  34,224
         Casey's General Store Inc.                                                3,900                  46,956
         Cash America International Inc.                                           2,300                  21,160
         Cato Corp. "A"                                                            1,200                  26,760
         CBRL Group Inc.                                                           5,120                 156,262
         Charlotte Russe Holding Inc.                        1                     2,130                  47,563
         Charming Shoppes Inc.                               1                     9,690                  83,722
         Chico's FAS Inc.                                    1                     3,069                 111,466
         Children's Place Retail Stores Inc. (The)           1                     1,050                  27,826
         Christopher & Banks Corp.                           1                     2,065                  87,350
         Circuit City Stores Inc. - CarMax Group             1                     3,370                  72,961
         Claire's Stores Inc.                                                      3,940                  90,226
         Coldwater Creek Inc.                                1                       600                  14,640
         Cole National Corp.                                 1                     1,070                  20,330
         Copart Inc.                                         1                     5,560                  90,239
         Cost Plus Inc.                                      1                     2,000                  60,918
         CSK Auto Corp.                                      1                     2,900                  40,426
         Deb Shops Inc.                                                              300                  10,134
         dELiA*s Corp. "A"                                   1                     3,090                  15,759
         Dillards Inc. "A"                                                         6,000                 157,740
         Dress Barn Inc.                                     1                     2,800                  43,316
         Duane Reade Inc.                                    1                       900                  30,645
         Electronics Boutique Holdings Corp.                 1                       830                  24,319
         Factory 2-U Stores Inc.                             1                     1,200                  16,620
         Finish Line Inc. (The)                              1                     1,740                  31,181
         Footstar Inc.                                       1                     1,800                  44,046
         Fred's Inc.                                                               1,700                  62,526
         FreeMarkets Inc.                                    1                     3,020                  42,673
         Friedman's Inc.                                                           1,500                  19,499
         FTD Inc. "A"                                                                494                   6,358


         Genesco Inc.                                        1                     2,100                  51,135
         Group 1 Automotive Inc.                             1                     1,400                  53,410
         Guitar Center Inc.                                  1                     1,600                  29,680
         Hancock Fabrics Inc.                                                      1,500                  27,870
         Haverty Furniture Companies Inc.                                          1,720                  33,970
         Hibbet Sporting Goods Inc.                          1                       545                  13,843
         Hot Topic Inc.                                      1                     2,550                  68,111
         IKON Office Solutions Inc.                                               13,510                 126,994
         Intertan Inc.                                       1                     2,300                  25,645
         Jill (J.) Group Inc. (The)                          1                     1,070                  40,607
         Kenneth Cole Productions "A"                        1                       720                  20,412
         Linens 'N Things Inc.                               1                     3,360                 110,242
         Lithia Motors Inc. "A"                              1                       750                  20,190
         Lone Star Steakhouse & Saloon Inc.                                        1,800                  42,462
         Longs Drug Stores Corp.                                                   2,900                  82,041
         Luby's Inc.                                         1                     2,500                  16,450
         Men's Wearhouse Inc. (The)                          1                     3,130                  79,815
         Michaels Stores Inc.                                1                     6,060                 236,340
         Movie Gallery Inc.                                  1                       975                  20,592
         MSC Industrial Direct Co. Inc. "A"                  1                     3,630                  70,785
         99 Cents Only Stores                                1                     3,280                  84,132
         O'Charley's Inc.                                    1                     1,500                  37,950
         OfficeMax Inc.                                      1                    11,030                  64,967
         1-800-FLOWERS.COM Inc.                              1                     1,160                  12,946
         O'Reilly Automotive Inc.                            1                     3,450                  95,082
         Pacific Sunwear of California Inc.                  1                     2,600                  57,642
         PC Connection Inc.                                  1                     1,170                   4,797
         Pep Boys-Manny, Moe & Jack Inc.                                           4,300                  72,455
         PETsMART Inc.                                       1                     9,220                 147,889
         Pier 1 Imports Inc.                                                       8,630                 181,230
         Priceline.com Inc.                                  1                     9,740                  27,175
         PriceSmart Inc.                                     1                       300                  11,565
         Regis Corp.                                                               3,440                  92,945
         Ruby Tuesday Inc.                                                         5,920                 114,848
         Ryan's Family Steak Houses Inc.                     1                     4,050                  53,501
         School Specialty Inc.                               1                     1,500                  39,840
         7-Eleven Inc.                                       1                     2,290                  18,435
         ShopKo Stores Inc.                                  1                     2,700                  54,540
         Smart & Final Inc.                                  1                       900                   7,020
         Sonic Automotive Inc.                               1                     2,060                  53,045
         Sports Resorts International Inc.                   1                     1,940                  10,476
         Stamps.com Inc.                                     1                     3,600                  15,948
         Steak n Shake Company (The)                         1                     2,000                  31,300
         Stein Mart Inc.                                     1                     2,300                  27,301
         TBC Corp.                                           1                     1,510                  23,979
         Too Inc.                                            1                     3,000                  92,400
         Trans World Entertainment Corp.                     1                     2,100                  12,243
         Tuesday Morning Corp.                               1                       900                  16,704
         Tweeter Home Entertainment Group Inc.               1                     1,900                  31,046
         Ultimate Electronics Inc.                           1                       900                  23,319
         United Auto Group Inc.                              1                       790                  16,511
         Urban Outfitters Inc.                               1                       770                  26,734
         Value City Department Stores Inc.                   1                     1,300                   3,640
         Wet Seal Inc. "A"                                   1                     1,955                  47,507
         Wilsons The Leather Experts Inc.                    1                     1,320                  18,480
         Zale Corp.                                          1                     3,120                 113,100
         --------------------------------------------------------------------------------------------------------
                                                                                                       4,773,199
         --------------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--1.23%
         --------------------------------------------------------------------------------------------------------
         Alliance Semiconductor Corp.                        1                     3,000                  21,300
         ANADIGICS Inc.                                      1                     3,000                  24,720
         AXT Inc.                                            1                     1,720                  13,726
         ChipPAC Inc.                                        1                     3,260                  20,147
         Cohu Inc.                                                                 2,000                  34,560
         Credence Systems Corp.                              1                     5,706                 101,396
         EMCORE Corp.                                        1                     2,430                  14,580
         Entegris Inc.                                       1                     3,680                  53,728
         GlobeSpanVirata Inc.                                1                    10,471                  40,523
         Integrated Circuit Systems Inc.                     1                     2,600                  52,494
         Integrated Silicon Solution Inc.                    1                     2,700                  24,084
         IXYS Corp.                                          1                     1,330                   7,155
         Kopin Corp.                                         1                     6,600                  43,560
         LTX Corp.                                           1                     4,640                  66,259
         MEMC Electronics Materials Inc.                     1                     4,170                  20,433
         Microtune Inc.                                      1                     1,410                  12,563
         ON Semiconductor Corp.                              1                     3,780                   7,787
         Optical Communication Products Inc.                 1                       420                     512
         Pericom Semiconductor Corp.                         1                     1,820                  21,094
         Pixelworks Inc.                                     1                     2,230                  18,710
         Rambus Inc.                                         1                     8,180                  33,456
         Silicon Laboratories Inc.                           1                       830                  22,460
         Skyworks Solutions Inc.                                                   4,140                  22,977
         TranSwitch Corp.                                    1                     2,094                   1,340
         Trikon Technologies Inc.                            1                     1,280                  11,507
         TriQuint Semiconductor Inc.                         1                    12,303                  78,862
         Varian Semiconductor Equipment Associates Inc.      1                     3,070                 104,165
         Veeco Instruments Inc.                              1                     2,820                  65,170
         Virage Logic Corp.                                  1                       690                   8,984
         --------------------------------------------------------------------------------------------------------
                                                                                                         948,252
         --------------------------------------------------------------------------------------------------------

         SOFTWARE--2.48%
         --------------------------------------------------------------------------------------------------------
         Acclaim Entertainment Inc.                          1                     6,100                  21,533
         Actuate Corp.                                       1                     3,900                  17,550
         Akamai Technologies Inc.                            1                     6,390                   8,307
         Alico Inc.                                                                  400                  11,756
         Alloy Inc.                                          1                     1,300                  18,772
         American Management Systems Inc.                    1                     4,000                  76,440
         Ansoft Corp.                                        1                        69                     406
         Ascential Software Corp.                            1                    22,160                  61,826
         AsiaInfo Holdings Inc.                              1                     2,800                  37,100
         Avid Technology Inc.                                1                     2,600                  24,076
         Caminus Corp.                                       1                     1,270                   7,404
         Centillium Communications Inc.                      1                     2,610                  22,759
         Centra Software Inc.                                1                       523                     973
         Chordiant Software Inc.                             1                     2,700                   5,265
         Convera Corp.                                       1                     1,700                   4,131
         Documentum Inc.                                     1                     3,740                  44,880
         Edwards (J.D.) & Co.                                1                     9,910                 120,407
         eFunds Corp.                                        1                     4,440                  42,131
         Embarcadero Technologies Inc.                       1                       830                   5,129
         EPIQ Systems Inc.                                   1                     1,175                  19,999
         eSpeed, Inc.                                        1                     1,700                  18,547
         F5 Networks Inc.                                    1                     1,980                  19,364
         FileNET Corp.                                       1                     3,400                  49,300


         Global Payments Inc.                                                      3,260                  96,985
         Identix Inc.                                        1                     4,000                  29,196
         Indus International Inc.                            1                     1,085                   2,593
         Infogrames Inc.                                     1                     1,200                   3,276
         Information Resources Inc.                          1                     2,800                  26,289
         InfoSpace Inc.                                      1                     3,637                   1,637
         Inktomi Corp.                                       1                    11,080                   9,750
         Interland Inc.                                      1                     2,300                   8,004
         Internet Capital Group Inc.                         1                       245                      66
         Inter-Tel Inc.                                                            1,700                  29,087
         JDA Software Group Inc.                             1                     2,000                  56,520
         Kana Software Inc.                                  1                     2,370                   9,480
         Keane Inc.                                          1                     5,600                  69,440
         Legato Systems Inc.                                 1                     9,632                  34,675
         Loudcloud Inc.                                      1                       856                   1,224
         Macromedia Inc.                                     1                     5,530                  49,051
         MatrixOne Inc.                                      1                     2,970                  17,850
         MRO Software Inc.                                   1                     1,830                  20,825
         NDCHealth Corp.                                                           3,000                  83,700
         Net2Phone Inc.                                      1                     2,600                  11,102
         Netegrity Inc.                                      1                     2,640                  16,262
         NetIQ Corp.                                         1                     3,930                  88,936
         Novell Inc.                                         1                    28,233                  90,628
         Numerical Technologies Inc.                         1                     2,020                   8,070
         OPNET Technologies Inc.                             1                       850                   7,616
         Overture Services Inc.                              1                     2,050                  51,209
         Per-Se Technologies Inc.                            1                     3,000                  27,597
         Pinnacle Systems Inc.                               1                     5,540                  60,879
         PLATO Learning Inc.                                 1                     1,486                  14,667
         ProQuest Co.                                        1                     1,200                  42,600
         Register.com                                        1                     2,330                  17,755
         Renaissance Learning Inc.                           1                       700                  14,154
         Roxio Inc.                                          1                     2,000                  14,400
         Saba Software Inc.                                  1                     1,920                   4,896
         Schawk Inc.                                                               1,100                  11,770
         SeaChange International Inc.                        1                     2,100                  18,438
         SeeBeyond Technology Corp.                          1                     2,900                   8,990
         Selectica Inc.                                      1                       453                   1,798
         SERENA Software Inc.                                1                     1,720                  23,559
         Simplex Solutions Inc.                              1                     1,000                  14,903
         SkillSoft Corp.                                     1                       540                   4,239
         SpeechWorks International Inc.                      1                     3,150                  11,589
         SPSS Inc.                                           1                     1,020                  15,851
         SupportSoft Inc.                                    1                       676                   1,873
         Synplicity Inc.                                     1                     1,650                   7,557
         TriZetto Group Inc. (The)                           1                     2,130                  18,212
         Ulticom Inc.                                        1                     1,640                  11,119
         Vastera Inc.                                        1                     2,480                  10,887
         Viewpoint Corp.                                     1                     4,030                  19,425
         webMethods Inc.                                     1                     2,640                  26,136
         Websense Inc.                                       1                     1,680                  42,958
         Witness Systems Inc.                                1                       960                   7,085
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,914,863
         --------------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--0.52%
         --------------------------------------------------------------------------------------------------------
         ADTRAN Inc.                                         1                     2,070                  39,328
         Andrew Corp.                                        1                     7,730                 110,771


         Arris Group Inc.                                    1                     5,290                  23,271
         Avanex Corp.                                        1                     2,290                   4,443
         CommScope Inc.                                      1                     4,900                  61,250
         DMC Stratex Networks Inc.                           1                     8,060                  16,201
         Handspring Inc.                                     1                     2,660                   4,628
         Harmonic Inc.                                       1                     5,450                  19,942
         Ixia                                                1                     4,000                  23,280
         New Focus Inc.                                      1                     4,020                  11,939
         NMS Communications Corp.                            1                     2,900                   7,047
         Oplink Communications Inc.                          1                     9,340                   6,818
         Proxim Corp. "A"                                    1                     7,967                  23,893
         SBA Communications Corp.                            1                       966                   1,362
         SpectraSite Holdings Inc.                           1                     1,589                     286
         Sunrise Telecom Inc.                                1                     1,340                   2,894
         Symmetricom Inc.                                    1                     2,720                   9,928
         Terayon Communication Systems Inc.                  1                     5,610                   7,461
         Tollgrade Communications Inc.                       1                     1,100                  16,137
         Viasat Inc.                                         1                     1,530                  12,898
         WJ Communications Inc.                              1                     1,200                   1,392
         --------------------------------------------------------------------------------------------------------
                                                                                                         405,169
         --------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--1.55%
         --------------------------------------------------------------------------------------------------------
         Adaptec Inc.                                        1                    10,050                  79,295
         Aether Systems Inc.                                 1                     3,550                  10,473
         AirGate PCS Inc.                                    1                     2,330                   2,330
         Alamosa Holdings Inc.                               1                     6,800                   9,588
         Alaska Communications Systems Group Inc.            1                     1,700                   8,073
         Allen Telecom Inc.                                  1                     2,600                  11,180
         Anaren Microwave Inc.                               1                     2,200                  19,008
         Anixter International Inc.                          1                     2,490                  58,515
         Aspect Communications Corp.                         1                     5,170                  16,544
         Audiovox Corp. "A"                                  1                     1,500                  11,925
         Avocent Corp.                                       1                     4,300                  68,456
         Aware Inc.                                          1                       893                   3,393
         Boston Communications Group Inc.                    1                     1,620                  13,025
         Catapult Communications Corp.                       1                       640                  13,997
         C-COR.net Corp.                                     1                     3,400                  23,800
         Centennial Communications Corp. "A"                 1                       640                   1,562
         Commonwealth Telephone Enterprises Inc.             1                     1,120                  45,069
         CT Communications Inc.                                                    1,600                  25,920
         Ditech Communications Corp.                         1                       643                   1,826
         Dobson Communications Corp. "A"                     1                     2,130                   1,832
         General Communication Inc. "A"                      1                     3,800                  25,346
         Golden Telecom Inc.                                 1                     1,180                  20,768
         Hickory Tech Corp.                                                        1,000                  15,000
         IDT Corp.                                           1                     4,230                  71,572
         Inet Technologies Inc.                              1                     1,380                   9,315
         InterDigital Communications Corp.                   1                     5,000                  45,250
         InterVoice-Brite Inc.                               1                     1,333                   1,906
         Intrado Inc.                                        1                     1,270                  24,587
         Itron Inc.                                          1                     1,410                  36,984
         Leap Wireless International Inc.                    1                     3,400                   3,672
         Lexent Inc.                                         1                     1,075                   2,419
         Lightbridge Inc.                                    1                     2,317                  19,023
         MasTec Inc.                                         1                     2,600                  19,136
         Metro One Telecommunications Inc.                   1                     1,635                  22,825
         MRV Communications Inc.                             1                     6,333                   9,689


         Netro Corp.                                         1                     3,100                   7,068
         Newport Corp.                                                             3,280                  51,365
         Next Level Communications Inc.                      1                       577                     583
         North Pittsburgh Systems Inc.                                             1,300                  20,917
         Plantronics Inc.                                    1                     3,120                  59,311
         Powerwave Technologies Inc.                         1                     5,740                  52,578
         Price Communications Corp.                          1                     4,260                  68,160
         RCN Corp.                                           1                     2,420                   3,315
         Sirius Satellite Radio Inc.                         1                     6,800                  25,629
         Somera Communications Inc.                          1                     2,900                  20,706
         SpectraLink Corp.                                   1                     1,800                  19,152
         Standard Microsystems Corp.                         1                     1,400                  33,054
         TALX Corp.                                                                1,016                  19,263
         Touch America Holdings Inc.                         1                     7,970                  21,918
         UbiquiTel Inc.                                      1                     4,450                   3,071
         US Unwired Inc. "A"                                 1                     3,660                  10,248
         WebEx Communications Inc.                           1                     1,860                  29,574
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,199,215
         --------------------------------------------------------------------------------------------------------

         TELEPHONE--0.00%
         --------------------------------------------------------------------------------------------------------
         AT&T Latin America Corp.                            1                     1,286                     694
         --------------------------------------------------------------------------------------------------------
                                                                                                             694
         --------------------------------------------------------------------------------------------------------

         TEXTILES--0.46%
         --------------------------------------------------------------------------------------------------------
         G&K Services Inc. "A"                                                     1,900                  65,056
         Guess ? Inc.                                        1                     1,500                  10,800
         Interface Inc. "A"                                                        4,300                  34,572
         Kellwood Co.                                                              2,200                  71,500
         Nautica Enterprises Inc.                            1                     2,420                  31,436
         Quaker Fabric Corp.                                 1                     1,200                  18,599
         Steven Madden Ltd.                                  1                       920                  18,243
         UniFirst Corp.                                                              880                  22,264
         Vans Inc.                                           1                     1,320                  10,720
         Wolverine World Wide Inc.                                                 4,100                  71,545
         --------------------------------------------------------------------------------------------------------
                                                                                                         354,735
         --------------------------------------------------------------------------------------------------------

         TOBACCO--0.15%
         --------------------------------------------------------------------------------------------------------
         Universal Corp.                                                           2,400                  88,080
         Vector Group Ltd.                                                         1,750                  30,800
         --------------------------------------------------------------------------------------------------------
                                                                                                         118,880
         --------------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.18%
         --------------------------------------------------------------------------------------------------------
         Action Performance Companies Inc.                   1                     1,400                  44,240
         Boyds Collection Ltd. (The)                         1                     4,680                  29,437
         Jakks Pacific Inc.                                  1                     1,800                  31,878
         Topps Co. (The)                                     1                     3,300                  33,198
         --------------------------------------------------------------------------------------------------------
                                                                                                         138,753
         --------------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.79%
         --------------------------------------------------------------------------------------------------------
         Airborne Inc.                                                             4,400                  84,480
         Alexander & Baldwin Inc.                                                  3,700                  94,461
         Arctic Cat Inc.                                                           1,520                  26,431
         Arkansas Best Corp.                                 1                     1,900                  48,412
         Atlas Air Worldwide Holdings Inc.                   1                     1,950                   7,215
         Covenant Transport Inc. "A"                         1                       700                  14,875
         Dollar Thrifty Automotive Group Inc.                1                     2,300                  59,570
         EGL Inc.                                            1                     3,250                  55,120


         Florida East Coast Industries Inc.                                        2,200                  55,660
         Forward Air Corp.                                   1                     1,500                  49,170
         GulfMark Offshore Inc.                              1                       550                  22,776
         Heartland Express Inc.                              1                     2,155                  51,569
         Hunt (J.B.) Transport Services Inc.                 1                     1,500                  44,280
         Kansas City Southern Industries Inc.                                      5,490                  93,330
         Kirby Corp.                                         1                     1,700                  41,565
         Landstar System Inc.                                1                       700                  74,795
         Offshore Logistics Inc.                             1                     1,800                  43,002
         Overseas Shipholding Group Inc.                                           2,600                  54,808
         RailAmerica Inc.                                    1                     2,520                  27,266
         Roadway Corp.                                                             1,200                  43,116
         Swift Transportation Co. Inc.                       1                     5,490                 127,917
         Trico Marine Services Inc.                          1                     2,580                  17,518
         USFreightways Corp.                                                       2,420                  91,645
         Werner Enterprises Inc.                                                   3,366                  71,729
         Yellow Corp.                                        1                     2,600                  84,240
         --------------------------------------------------------------------------------------------------------
                                                                                                       1,384,950
         --------------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.22%
         --------------------------------------------------------------------------------------------------------
         AMERCO                                              1                     1,200                  17,748
         Interpool Inc.                                                            1,200                  20,712
         Ryder System Inc.                                                         4,920                 133,283
         --------------------------------------------------------------------------------------------------------
                                                                                                         171,743
         --------------------------------------------------------------------------------------------------------

         WATER--0.29%
         --------------------------------------------------------------------------------------------------------
         American States Water Co.                                                 1,380                  36,570
         California Water Service Group                                            1,300                  32,760
         Connecticut Water Service Inc.                                              650                  19,812
         Middlesex Water Co.                                                         750                  19,703
         Philadelphia Suburban Corp.                                               5,112                 103,262
         SJW Corp.                                                                   200                  16,200
         --------------------------------------------------------------------------------------------------------
                                                                                                         228,307
         --------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $71,127,231)                                                                          71,558,943
         --------------------------------------------------------------------------------------------------------

                                                                              SHARES OR
         Security                                                            FACE AMOUNT                VALUE
         --------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--15.91%
         --------------------------------------------------------------------------------------------------------
         Barclays Global Investors Funds Institutional Money
         Market Fund, Institutional Shares                                    10,120,243              10,120,243

         Dreyfus Money Market Fund                                               222,863                 222,863

         Goldman Sachs Financial Square Prime Obligation Fund                    349,441                 349,441

         Providian Temp Cash Money Market Fund                                 1,114,345               1,114,345

         U.S. Treasury Bill
           1.68%, 09/26/02                                   2  3                500,000                 497,994
         --------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $12,304,865)                                                                          12,304,886
         --------------------------------------------------------------------------------------------------------



         TOTAL INVESTMENTS IN SECURITIES -- 108.42%
         (Cost $83,432,096)                                                                           83,863,829
         --------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.42%)                                                    (6,516,066)
         --------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                       $77,347,763
         ========================================================================================================

1  Non-income earning securities.
2  Yield to Maturity.
3 This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------------------------------------------------------

ASSETS

Investment in Russell 2000 Index Master Portfolio ("Master Portfolio"), at market value (Note 1)                $     14,716,421
Due from E*TRADE Asset Management, Inc. (Note 2)                                                                          12,556
                                                                                                                -----------------
      TOTAL ASSETS                                                                                                    14,728,977
                                                                                                                -----------------
LIABILITIES
Accrued administration fee (Note 2)                                                                                        1,114
Distribution to shareholders                                                                                              28,248
Due to Trustees                                                                                                            1,703
Accrued expenses                                                                                                          74,777
                                                                                                                -----------------
      TOTAL LIABILITIES                                                                                                  105,842
                                                                                                                -----------------
TOTAL NET ASSETS                                                                                                $     14,623,135
                                                                                                                =================
NET ASSETS CONSIST OF:
Paid-in capital                                                                                                       15,025,739
Distributions in excess of net investment income                                                                            (176)
Net realized loss on investments and futures contracts                                                                  (418,598)
Net unrealized appreciation of investments and futures contracts                                                          16,170
                                                                                                                =================
TOTAL NET ASSETS                                                                                                $     14,623,135
                                                                                                                =================
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $0.01)                                                             1,558,926
                                                                                                                =================
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                                                  $           9.38
                                                                                                                =================

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENT OF OPERATIONS
Six months ended June 30, 2002 (Unaudited)
----------------------------------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
      Dividends*                                                                                                $          80,390
      Interest                                                                                                              7,958
      Expenses (Note 2)                                                                                                    (6,251)
                                                                                                                ------------------
               NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO                                                       82,097
                                                                                                                ------------------
EXPENSES (NOTE 2):
      Advisory fee                                                                                                          1,243
      Administration fee                                                                                                    6,214
      Shareholder servicing fees                                                                                           15,534
      Transfer agency fees                                                                                                  8,950
      Legal services                                                                                                        3,759
      Audit services                                                                                                        7,339
      Custodian fee                                                                                                        21,480
      Registration fees                                                                                                    25,060
      Trustee fees                                                                                                          3,747
      Other expenses                                                                                                       23,743
                                                                                                                ------------------
      TOTAL FUND EXPENSES BEFORE WAIVER                                                                                   117,069

Waived fees and reimbursed expenses (Note 2)                                                                              (82,931)
                                                                                                                ------------------
      NET EXPENSES                                                                                                         34,138
                                                                                                                ------------------
NET INVESTMENT INCOME                                                                                                      47,959
                                                                                                                ------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FUTURES CONTRACTS
ALLOCATED FROM MASTER PORTFOLIO
Net realized loss on:
      Sale of investments                                                                                                (402,089)
      Futures contracts and foreign currency transactions                                                                 (48,709)

Change in unrealized depreciation of:
      Investments                                                                                                        (364,551)
      Futures contracts and translation of assets and liabilities in foreign currencies                                   (10,655)
                                                                                                                ------------------
               NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND
               FUTURE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO                                                          (826,004)
                                                                                                                ------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            $        (778,045)
                                                                                                                ==================

----------------------------------------------------------------------------------------------------------------------------------

*     Net of foreign withholding tax of $18
------

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                   For the Six Months Ended
                                                                                        June 30, 2002           For the Year Ended
                                                                                         (Unaudited)             December 31, 2001
                                                                                   ------------------------     ------------------
NET (DECREASE)/INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                                                    $     47,959              $      77,742
Net realized (loss)/gain on sale of investments                                              (450,798)                   186,682
Net change in unrealized appreciation/(depreciation) of investments and
futures contracts                                                                            (375,206)                   391,376
                                                                                        --------------             --------------
NET (DECREASE)/INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              (778,045)                   655,800
                                                                                        --------------             --------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                                                      (49,591)                   (76,286)
Distributions from net realized gain on sale of investments                                        --                   (154,482)
                                                                                        --------------             --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                           (49,591)                  (230,768)
                                                                                        --------------             --------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                            8,524,667                 18,884,049
Value of shares issued in reinvestment of dividends and distributions                          19,092                    211,651
Cost of shares redeemed                                                                    (1,515,062)               (11,112,905)
                                                                                        --------------             --------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                      7,028,697                  7,982,795
                                                                                        --------------             --------------
REDEMPTION FEES                                                                                 4,096                      9,151
                                                                                        --------------             --------------
NET INCREASE IN NET ASSETS                                                                  6,205,157                  8,416,978
NET ASSETS:
Beginning of period                                                                         8,417,978                      1,000
                                                                                        --------------             --------------
END OF OF PERIOD                                                                         $ 14,623,135              $   8,417,978
                                                                                        ==============             ==============
SHARE TRANSACTIONS:
Number of shares sold                                                                         859,296                  1,966,395
Number of shares reinvested                                                                     1,868                     21,926
Number of shares redeemed                                                                    (153,085)                (1,137,574)
                                                                                        --------------             --------------
NET INCREASE IN SHARES OUTSTANDING                                                            708,079                    850,747
                                                                                        ==============             ==============

   The accompanying notes are an integral part of these financial statements.

   E*TRADE RUSSELL 2000 INDEX FUND
   FINANCIAL HIGHLIGHTS
   --------------------------------------------------------------------------------------------------------------------------------

                                                                                                                     Period from
                                                                       Six                                      December 29, 2000
                                                                   Months Ended                                   (commencement
                                                                   June 30, 2002            Year Ended       of operations) through
   FOR A SHARE OUTSTANDING FOR THE PERIOD                           (Unaudited) 3       December 31, 2001 3     December 31, 2000
                                                                   -------------        -----------------    ----------------------
   NET ASSET VALUE, BEGINNING OF PERIOD                             $     9.89               $   10.00                $   10.00
                                                                    ----------               ---------                ---------
   (LOSS) INCOME FROM INVESTMENT OPERATIONS:
        Net investment income                                             0.03                    0.09                       --
        Net realized and unrealized (loss) gain on investments           (0.51)                   0.07                       --
                                                                    ----------               ---------                ---------
        TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                   (0.48)                   0.16                       --
                                                                    ----------               ---------                ---------
   DISTRIBUTIONS TO SHAREHOLDERS:
        Distributions from net investment income                         (0.03)                  (0.09)                      --
        Distributions from net realized gains                               --                   (0.19)                      --
                                                                    ----------               ---------                ---------
        TOTAL DISTRIBUTIONS TO SHAREHOLDERS                              (0.03)                  (0.28)                      --
                                                                    ----------               ---------                ---------

   REDEMPTION FEES ADDED TO PAID-IN CAPITAL                               0.00 8                  0.01                       --
                                                                    ----------               ---------                ---------
   NET ASSET VALUE, END OF PERIOD                                   $     9.38               $    9.89                $   10.00
                                                                    ==========               =========                =========

   TOTAL RETURN                                                        (4.83)% 7                 1.82%                    0.00%
   RATIOS/SUPPLEMENTAL DATA:
        Net assets, end of period (000s omitted)                    $   14,623               $   8,418                $       1
        Ratio of expenses to average net assets               1          0.65% 6                 0.65%                       --
        Ratio of net investment income to average net assets  2          0.77% 6                 0.90%                       --
        Portfolio turnover rate of Master Portfolio                      5.25% 7                45.87%                     0.00% 45

    1 The ratio of expenses to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30,
      2002 (annualized) and the year ended December 31, 2001 were 1.98% and 1.53%, respectively.
    2 The ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses for the six months ended June 30, 2002 (annualized) and the year ended December 31, 2001 were (0.56)% and 0.02%, respectively.
    3 Per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the Russell 2000 Index Master Portfolio.
    4 For the Period December 19, 2000 (commencement of operations) through December 31, 2000.
    5 Rounds to less than 1%.
    6 Annualized.
    7 Not annualized.
    8 Rounds to less than $0.01.

   The accompanying notes are an integral part of these financial statements.

E*TRADE RUSSELL 2000 INDEX FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2002 (UNAUDITED)


1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE Russell 2000 Index Fund ("Fund") is a diversified series of E*TRADE Funds ("Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of June 30, 2002 the Trust consisted of seven active series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Russell 2000 Index Fund.

The Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index* by investing all of its investable assets in the Russell 2000 Index Master Portfolio ("Master Portfolio"). The Master Portfolio, in turn, invests in a representative sample of those securities comprising the Russell 2000 Index. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the financial statements of the Fund

* "Russell 2000 Index" is a service mark of the Frank Russell Company and has been licensed for use for certain purposes by E*TRADE Asset Management, Inc. ("ETAM"), the Fund's Investment Advisor. Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with the Investment Advisor or the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.


PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.


INVESTMENT POLICY AND SECURITY VALUATION

The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, whose shares are offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Portfolio, a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of June 30,

2002, the value of the Fund's investment in the Master Portfolio was 19.03% of the outstanding interests of the Master Portfolio.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's interests held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are amortized as a reduction in interest income using a constant yield to maturity method. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. All dividends and distributions will be automatically reinvested in additional shares of the Fund unless the shareholder elects otherwise. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify annually as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the period ended June 30, 2002.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.       AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, ETAM is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets if the Fund invests all of its assets in a master portfolio and 0.10% on that portion of the Fund's assets not invested in the Master Portfolio.

Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio (and indirectly the Fund as a shareholder of the Master Portfolio) at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, certain other fees paid by the Master Portfolio, such as accounting, administration, legal, SEC registration fees, in addition to income, expenses and realized and unrealized gains and losses.

ETAM provides administrative services to the Fund. Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters;
providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays ETAM an administrative services fee equal to 0.10% of the Fund's average daily net assets.

ETAM also acts as shareholder servicing agent to the Fund under a Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities LLC (formerly E*TRADE Securities, Inc.), a wholly owned subsidiary of E*TRADE Group, the Trust's principal underwriter, for shareholder services provided by such affiliate to the Fund.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least April 30, 2003. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.65% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and (ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

The amount "Due from E*TRADE Asset Management Inc." listed on the Fund's Statement of Assets and Liabilities, reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least April 30, 2003. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.65%.

The Fund's investment in the Master Portfolio is also subject to an administrative fee of 0.02% of its average daily net assets paid to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

PFPC Inc. serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company serves as sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, LLC also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the period ended June 30, 2002.


3.   PORTFOLIO SECURITIES LOANED

As of June 30, 2002, the Master Portfolio had loaned securities, which were collateralized by U.S. Government obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the Master Portfolio's financial statements.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------------------------

ASSETS

Investments in securities, at value (including securities on loan (1)) (Cost: $83,432,096) (Note 1)          $83,863,829
Receivables:
      Investment securities sold                                                                                  15,420
      Dividends and interest                                                                                      98,618
      Due from broker - variation margin                                                                          34,800
                                                                                                             -----------
Total Assets                                                                                                  84,012,667
                                                                                                             -----------
LIABILITIES
Payables:
      Investment securities purchased                                                                             11,461
      Collateral for securities loaned (Note 4)                                                                6,639,244
      Advisory fees (Note 2)                                                                                      11,359
      Administration fees (Note 2)                                                                                 2,840
                                                                                                             -----------
Total Liabilities                                                                                              6,664,904
                                                                                                             -----------
NET ASSETS                                                                                                   $77,347,763
                                                                                                             ===========

------------------------------------------------------------------------------------------------------------------------

    1 Securities on loan with market value of $6,262,053. See Note 4.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)
------------------------------------------------------------------------------------------------------

NET INVESTMENT INCOME
      Dividends (Net of foreign withholding tax of $98)                                  $     455,979
      Interest                                                                                  35,716
      Securities lending income                                                                 10,387
                                                                                         -------------
Total investment income                                                                        502,082
                                                                                         -------------
EXPENSES (NOTE 2)
      Advisory fees                                                                             28,805
      Administration fees                                                                        7,201
                                                                                         -------------
Total expenses                                                                                  36,006
                                                                                         -------------
Net investment income                                                                          466,076
                                                                                         -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
      Net realized loss on sale of investments                                              (2,176,072)
      Net realized loss on sale of futures contracts                                          (251,150)
      Net change in unrealized appreciation (depreciation) of investments                   (1,768,356)
      Net change in unrealized appreciation (depreciation) of futures contracts                (61,500)
                                                                                         -------------
Net loss on investments                                                                     (4,257,078)
                                                                                         -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $  (3,791,002)
                                                                                         =============

------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                                         FOR THE SIX MONTHS
                                                                        ENDED JUNE 30, 2002     FOR THE YEAR ENDED
                                                                                (UNAUDITED)      DECEMBER 31, 2001
                                                                        -------------------     ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
      Net investment income                                                    $    466,076           $    883,386
      Net realized gain (loss)                                                   (2,427,222)             1,153,993
      Net change in unrealized appreciation (depreciation)                       (1,829,856)                43,015
                                                                               ------------           ------------
Net increase (decrease) in net assets resulting from operations                  (3,791,002)             2,080,394
                                                                               ------------           ------------
INTERESTHOLDER TRANSACTIONS:
      Contributions                                                              20,194,674             22,766,923
      Withdrawals                                                                (4,544,035)           (11,589,092)
                                                                               ------------           ------------
Net increase in net assets resulting from interestholder transactions            15,650,639             11,177,831
                                                                               ------------           ------------
Increase in net assets                                                           11,859,637             13,258,225
                                                                               ------------           ------------
NET ASSETS:
Beginning of period                                                              65,488,126             52,229,901
                                                                               ------------           ------------
End of period                                                                  $ 77,347,763           $ 65,488,126
                                                                               ============           ============

------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

RUSSELL 2000 INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS (UNAUDITED)


1.     SIGNIFICANT ACCOUNTING POLICIES

       Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently consists of the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate only to the Russell 2000 Index Master Portfolio (the "Master Portfolio").

       The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, restricted securities or other assets for which market quotations are not readily available, or for which a significant event has occurred since the time of the most recent market quotation, are valued in accordance with fair value pricing policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premiums and accretes discounts on debt securities purchased, using a constant yield to maturity method.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxable on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

       The Master Portfolio may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

     As of June 30, 2002, the open futures contracts outstanding were as follows:

--------------------------------------------------------------------------------
  NUMBER OF         FUTURES     EXPIRATION           NOTIONAL    NET UNREALIZED
  CONTRACTS           INDEX           DATE     CONTRACT VALUE      DEPRECIATION
--------------------------------------------------------------------------------
    24         Russell 2000       09/20/02   $      5,560,200     $    (39,350)

--------------------------------------------------------------------------------

     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $500,000.

     REPURCHASE AGREEMENTS

     The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Master Portfolio to the seller, collateralized by securities, which are delivered to the Master Portfolio's custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. The Master Portfolio did not hold any repurchase agreements at June 30, 2002.

2.     AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC.

BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio.

     Stephens Inc. ("Stephens") is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio, such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio, as compensation for providing administration services. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Barclays Global Investors Services ("BGIS"), a subsidiary of BGI, may serve as a broker-dealer for the Master Portfolio. For the six months ended June 30, 2002, BGIS did not receive any brokerage commissions from the Master Portfolio.

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Master Portfolio may invest in the Institutional Shares of the Institutional Money Market Fund ("IMMF") of Barclays Global Investors Funds. The IMMF is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the Money Market Master Portfolio, which is managed by BGFA, the Master Portfolio's investment advisor. The IMMF is an open-end money market fund available only to institutional investors, including other investment companies managed by BGFA. The IMMF seeks a high level of income consistent with liquidity and the preservation of capital. While the IMMF does not directly charge an advisory fee, the master portfolio in which it invests does charge an advisory fee. Income distributions from the IMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Master Portfolio are recorded as either interest income or securities lending income in the accompanying Statement of Operations.

     Certain officers and trustees of MIP are also officers of Stephens and BGI. As of June 30, 2002, these officers of Stephens and BGI collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.     INVESTMENT PORTFOLIO TRANSACTIONS

     Investment transactions (exclusive of short -term investments) for the six months ended June 30, 2002 were as follows:

                Purchases at cost                  $15,214,900
                Sales proceeds                       2,362,720

     At June 30, 2002, the cost of investments for federal income tax purposes was $83,432,096. Net unrealized appreciation aggregated $431,733, of which $12,845,134 represented gross unrealized appreciation on securities and $12,413,401 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     The Master Portfolio may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued, or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required, or return the securities when due.

     As of June 30, 2002, the Master Portfolio had loaned securities which were collateralized by cash. The cash collateral received was invested in money market mutual funds. The market value of the securities on loan at June 30, 2002 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities.

5.     FINANCIAL HIGHLIGHTS

       Financial highlights for the Master Portfolio were as follows:

--------------------------------------------------------------------------------
                                       SIX
                               MONTHS ENDED     YEAR ENDED        PERIOD ENDED
                              JUNE 30, 2002   DECEMBER 31,        DECEMBER 31,
                                (UNAUDITED)           2001               2000 1
--------------------------------------------------------------------------------
       Ratio of expenses    3        0.10 %         0.10 %          0.09 %
       to average net
       assets
       Ratio of net         3        1.29 %         1.45 %          3.30 %
       investment income
       to average net
       assets
       Portfolio turnover               3 %           46 %             0 % 2
       rate
       Total return                 (4.59)% 4       2.30 %         (4.40)% 4

--------------------------------------------------------------------------------

     1  FOR THE PERIOD FROM DECEMBER 19, 2000 (COMMENCEMENT OF
        OPERATIONS) TO DECEMBER 31, 2000.
     2  ROUNDS TO LESS THAN 1%.
     3  ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
     4  NOT ANNUALIZED.